AB High Income Fund

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 41.0%
Industrial – 35.0%
Basic – 2.5%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	759	$798,350
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		1,485	1,554,980
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		3,286	3,547,270
CF Industries, Inc. 4.95%, 06/01/2043 2,746			3,302,014
5.375%, 03/15/2044		2,873	3,628,740
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a) 532			572,470
9.875%, 10/17/2025(a)		11,882	14,001,502
Commercial Metals Co. 4.875%, 05/15/2023		3,249	3,432,421
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,415	2,428,546
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		1,355	1,153,032
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		1,475	1,632,961
Freeport-McMoRan, Inc. 5.40%, 11/14/2034 33			41,086
5.45%, 03/15/2043		5,095	6,377,306
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		6,956	7,096,949
Hecla Mining Co. 7.25%, 02/15/2028		6,570	7,098,147
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		5,122	5,710,486
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	108	133,129
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(a)	U.S.$	440	442,200
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		3,201	3,226,477
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		7,418	7,698,461
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		3,281	3,671,433
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		1,282	1,370,041
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)	EUR	5,940	7,408,816

	Principal Amount (000)		U.S. $ Value

Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)	U.S.$	16,121	$0
Mercer International, Inc. 5.125%, 02/01/2029(a)		5,306	5,391,273
Nouryon Holding BV 6.50%, 10/01/2026(a)	EUR	3,669	4,661,096
8.00%, 10/01/2026(a)	U.S.$	325	345,614
Novelis Corp. 5.875%, 09/30/2026(a)		196	205,368
Olin Corp. 5.625%, 08/01/2029		1,124	1,205,172
Peabody Energy Corp. 6.00%, 03/31/2022(a)		1,028	859,399
SPCM SA 4.875%, 09/15/2025(a)		3,290	3,389,015
United States Steel Corp. 6.25%, 03/15/2026(h)		2,238	2,141,185
12.00%, 06/01/2025(a)		6,916	8,046,978
Valvoline, Inc. 4.25%, 02/15/2030(a)		10,847	11,365,300
WR Grace & Co-Conn 4.875%, 06/15/2027(a)		472	495,166

			124,432,383

Capital Goods – 2.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	5,094	6,341,760
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a) (f)	U.S.$	3,142	3,312,715
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		2,072	2,141,009
5.25%, 04/30/2025(a)		2,000	2,107,500
6.00%, 02/15/2025(a)		333	341,924
Bombardier, Inc. 6.125%, 01/15/2023(a)		1,553	1,563,792
7.50%, 12/01/2024-03/15/2025(a)		11,779	11,052,598
7.875%, 04/15/2027(a)		2,481	2,317,848
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		2,468	2,602,750
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		3,893	3,827,541
Colfax Corp. 6.375%, 02/15/2026(a)		1,170	1,253,322
EnerSys 4.375%, 12/15/2027(a)		5,050	5,383,750
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,687,385
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		6,532	6,858,600

	Principal Amount (000)		U.S. $ Value

GFL Environmental, Inc. 4.25%, 06/01/2025(a)	U.S.$	333	$343,392
5.125%, 12/15/2026(a)		4,000	4,243,057
8.50%, 05/01/2027(a)		2,685	2,973,852
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		2,757	3,094,763
Griffon Corp. 5.75%, 03/01/2028		3,681	3,893,786
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		1,036	1,057,428
Liberty Tire Recycling LLC 9.50%, 01/15/2023(d) (e) (g)		1,107	1,110,919
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		2,836	2,874,381
Moog, Inc. 4.25%, 12/15/2027(a)		347	361,712
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025(a)		333	340,733
Rebecca Bidco GmbH 5.75%, 07/15/2025(a)	EUR	2,253	2,862,357
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(a)	U.S.$	333	339,597
5.375%, 05/01/2026(a)		510	522,602
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)		50	52,620
Terex Corp. 5.625%, 02/01/2025(a)		1,744	1,786,565
Tervita Corp. 11.00%, 12/01/2025(a)		8,736	9,558,645
TransDigm, Inc. 4.625%, 01/15/2029(a)		3,591	3,564,302
6.50%, 07/15/2024		8,885	9,042,540
8.00%, 12/15/2025(a)		3,335	3,646,834
Triumph Group, Inc. 6.25%, 09/15/2024(a)		1,966	1,942,815
7.75%, 08/15/2025		2,289	2,147,490
8.875%, 06/01/2024(a)		4,005	4,401,581
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	132	163,758
8.50%, 08/15/2027(a)	U.S.$	3,683	4,012,911
Vertical Holdco GmbH 7.625%, 07/15/2028(a)		2,285	2,473,175
Vertical US Newco, Inc. 5.25%, 07/15/2027(a)		1,028	1,079,510
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		7	7,629
7.25%, 06/15/2028(a)		2,462	2,766,012

			125,457,460

	Principal Amount (000)		U.S. $ Value

Communications - Media – 3.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)	U.S.$	8,830	$9,207,263
Altice Financing SA 7.50%, 05/15/2026(a)		17,748	18,622,010
AMC Networks, Inc. 4.25%, 02/15/2029		8,644	8,631,568
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		2,341	2,406,383
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	815	981,256
5.375%, 03/01/2025(a)	U.S.$	2,260	2,310,378
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 02/15/2026(a)		135	139,255
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		4,940	5,045,221
CSC Holdings LLC 5.375%, 02/01/2028(a)		6,139	6,520,798
7.50%, 04/01/2028(a) (h)		2,326	2,592,796
DISH DBS Corp. 5.00%, 03/15/2023		1,148	1,182,637
5.875%, 11/15/2024		1,199	1,242,721
7.375%, 07/01/2028		6,580	6,850,574
7.75%, 07/01/2026		335	366,024
DISH Network Corp. 3.375%, 08/15/2026(i)		4,275	3,938,210
iHeartCommunications, Inc. 6.375%, 05/01/2026		758	808,984
8.375%, 05/01/2027		3,375	3,602,102
Lamar Media Corp. 4.875%, 01/15/2029		1,559	1,652,579
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		14,893	15,869,405
Liberty Interactive LLC 3.75%, 02/15/2030 (i)		2,216	1,709,043
Meredith Corp. 6.875%, 02/01/2026		14,059	14,223,404
National CineMedia LLC 5.875%, 04/15/2028(a)		3,387	3,067,801
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		1,403	1,403,622
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		2,485	2,510,167
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		2,949	3,096,216
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		4,371	4,507,346
Sirius XM Radio, Inc. 5.50%, 07/01/2029(a)		110	119,901
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	7,605	9,630,245

	Principal Amount (000)		U.S. $ Value

TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	4,970	$5,171,809
5.50%, 09/15/2024(a)		301	307,020
Univision Communications, Inc. 5.125%, 02/15/2025(a)		1,398	1,402,863
6.625%, 06/01/2027(a)		3,134	3,308,394
9.50%, 05/01/2025(a)		836	914,284
UPC Holding BV 5.50%, 01/15/2028(a)		6,547	6,867,057
Urban One, Inc. 7.375%, 02/01/2028(a)		12,257	12,488,345
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,734	3,867,500
5.50%, 05/15/2029(a)		333	358,978
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		985	1,028,680
Ziggo BV 5.50%, 01/15/2027(a)		1,375	1,440,315

			169,393,154

Communications - Telecommunications – 1.4%
Altice France SA/France 7.375%, 05/01/2026(a)		771	807,757
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		5,076	5,418,851
7.50%, 10/15/2026(a)		333	353,683
CenturyLink, Inc. Series Y 7.50%, 04/01/2024		262	295,135
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		6,020	6,431,166
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		10,220	11,116,345
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	3,874	4,829,450
9.375%, 06/17/2023(a)	U.S.$	3,093	3,203,813
Frontier Communications Corp. 5.875%, 10/15/2027(a)		240	258,357
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(b) (j)		7,915	5,527,148
9.75%, 07/15/2025(a) (b) (j)		1,446	1,062,092
Intrado Corp. 8.50%, 10/15/2025(a)		2,520	2,492,815
Level 3 Financing, Inc. 4.25%, 07/01/2028(a)		2,458	2,526,830
Sprint Capital Corp. 8.75%, 03/15/2032		844	1,289,035
Sprint Corp. 7.625%, 03/01/2026		137	168,815
T-Mobile USA, Inc. 6.00%, 03/01/2023		547	548,171
Telecom Italia Capital SA 7.20%, 07/18/2036		5,713	7,566,399
7.721%, 06/04/2038		6,995	9,862,176

	Principal Amount (000)		U.S. $ Value

Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)	U.S.$	5,870	$6,107,992

			69,866,030

Consumer Cyclical - Automotive – 2.8%
Adient US LLC 9.00%, 04/15/2025(a)		3,859	4,318,162
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		913	1,007,076
American Axle & Manufacturing, Inc. 6.875%, 07/01/2028(h)		11,770	12,376,478
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		6,401	6,911,244
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (f)		8,197	8,281,853
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		4,201	4,471,591
8.50%, 05/15/2027(a)		9,813	10,387,953
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)		656	678,083
Dana, Inc. 5.375%, 11/15/2027		651	688,582
5.625%, 06/15/2028		983	1,048,102
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		5,841	6,225,930
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (d) (e) (g)		18,493	—
(First Lien) 11.00%, 10/31/2024(b) (d) (e) (g)		7,590	—
Ford Motor Co. 8.50%, 04/21/2023		8,431	9,442,186
9.00%, 04/22/2025		2,901	3,529,767
Ford Motor Credit Co. LLC 5.125%, 06/16/2025		955	1,037,415
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a) (b) (j)	EUR	7,242	9,412,736
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (f)		1,336	1,657,204
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (f)		1,742	2,190,986
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)		667	862,236
5.875%, 01/15/2028(a)	U.S.$	6,393	6,549,478
7.75%, 10/15/2025(a)		6,597	7,156,237
Meritor, Inc. 4.50%, 12/15/2028(a)		7,032	7,142,462
6.25%, 02/15/2024		1,311	1,328,626
6.25%, 06/01/2025(a)		2,099	2,246,952
PM General Purchaser LLC 9.50%, 10/01/2028 (a)		3,415	3,750,592

	Principal Amount (000)		U.S. $ Value

Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)	U.S.$	2,939	$3,015,738
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	1,600	1,984,073
5.00%, 07/15/2026	U.S.$	4,571	4,218,424
7.875%, 01/15/2029(a)		5,477	6,166,359
Titan International, Inc. 6.50%, 11/30/2023		5,307	4,988,376
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)		6,955	7,547,143

			140,622,044

Consumer Cyclical - Entertainment – 1.8%
Carnival Corp. 7.625%, 03/01/2026(a)		5,803	6,129,419
7.625%, 03/01/2026(a)	EUR	3,260	4,154,575
9.875%, 08/01/2027(a)	U.S.$	3,689	4,214,683
11.50%, 04/01/2023(a)		6,993	7,939,231
Carnival PLC 1.00%, 10/28/2029	EUR	737	642,314
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	12,465	12,967,761
Mattel, Inc. 6.75%, 12/31/2025(a)		634	666,411
NCL Corp. Ltd. 5.875%, 03/15/2026(a)		5,183	5,129,392
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		7,068	7,969,170
11.50%, 06/01/2025(a)		12,746	14,729,596
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		4,914	5,308,516
9.50%, 08/01/2025(a)		4,530	4,895,042
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(a)		5,400	5,572,530
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		1,901	2,049,314
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,447	1,541,969
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		2,576	2,489,322
7.00%, 02/15/2029(a)		1,932	1,923,163
13.00%, 05/15/2025(a)		2,788	3,257,513
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,018	990,030

			92,569,951

Consumer Cyclical – Other – 3.1%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		4,216	4,458,466

	Principal Amount (000)		U.S. $ Value

Bally’s Corp. 6.75%, 06/01/2027(a)	U.S.$	3,908	$4,187,904
Beazer Homes USA, Inc. 6.75%, 03/15/2025		6,147	6,345,769
Boyd Gaming Corp. 4.75%, 12/01/2027		105	107,998
8.625%, 06/01/2025(a)		235	259,294
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(a)		5,889	6,038,803
6.25%, 09/15/2027(a)		7,295	7,731,172
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		2,507	2,657,010
Caesars Holdings, Inc. 5.00%, 10/01/2024 (i)		333	747,748
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		2,515	2,579,472
Empire Communities Corp. 7.00%, 12/15/2025(a)		1,563	1,651,756
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		6,001	6,321,438
Forestar Group, Inc. 5.00%, 03/01/2028(a)		2,032	2,116,838
8.00%, 04/15/2024(a)		3,410	3,582,716
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		1,671	1,788,668
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,626	6,559,403
5.375%, 05/01/2025(a)		1,173	1,237,066
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		1,588	1,694,248
International Game Technology PLC 5.25%, 01/15/2029(a)		3,712	3,958,408
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(a)		2,531	2,561,778
KB Home
7.00%, 12/15/2021		6,936	7,176,815
7.50%, 09/15/2022		2,741	2,988,117
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		6,752	7,171,733
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		6,380	6,634,137
Mattamy Group Corp. 4.625%, 03/01/2030(a)		4,691	4,884,784
5.25%, 12/15/2027(a)		2,040	2,150,869
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		2,999	3,082,929
7.00%, 05/15/2028(a)		392	416,735
7.25%, 11/15/2029(a)		893	962,295

	Principal Amount (000)		U.S. $ Value

Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)	U.S.$	7,822	$8,054,806
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		3,388	3,560,157
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		8,781	8,552,781
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		2,782	3,150,227
5.875%, 06/15/2027(a)		3,493	3,949,786
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)		4,950	5,247,000
Wyndham Destinations, Inc. 4.625%, 03/01/2030(a)		4,506	4,664,574
6.625%, 07/31/2026(a)		3,533	3,942,476
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (a)		135	138,691
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/2023(a)		333	335,635
5.50%, 03/01/2025(a)		2,020	2,085,615
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		3,075	3,162,386
7.75%, 04/15/2025(a)		6,444	6,923,494

			155,821,997

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 05/15/2024(a)		1,156	1,176,276
4.375%, 01/15/2028(a)		83	84,613
5.75%, 04/15/2025(a)		2,614	2,791,164
IRB Holding Corp. 6.75%, 02/15/2026(a)		3,291	3,398,302
7.00%, 06/15/2025(a)		422	457,798

			7,908,153

Consumer Cyclical - Retailers – 2.3%
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027 (a) (f)		2,653	2,646,173
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		640	684,466
Dufry One BV 2.50%, 10/15/2024(a)	EUR	5,467	6,251,182
L Brands, Inc. 5.25%, 02/01/2028	U.S.$	531	560,823
6.625%, 10/01/2030(a)		3,212	3,613,592

	Principal Amount (000)		U.S. $ Value

6.75%, 07/01/2036	U.S.$	1,479	$1,688,742
6.875%, 07/01/2025(a)		397	432,599
6.875%, 11/01/2035		7,429	8,614,075
7.50%, 06/15/2029		492	551,793
LBM Acquisition LLC 6.25%, 01/15/2029(a)		1,147	1,161,213
Murphy Oil USA, Inc. 5.625%, 05/01/2027		503	532,275
Penske Automotive Group, Inc. 3.50%, 09/01/2025		4,620	4,722,998
5.50%, 05/15/2026		845	878,282
PetSmart, Inc.
4.75%, 02/15/2028		2,956	2,956,000
7.125%, 03/15/2023(a)		13,257	13,313,382
7.75%, 02/15/2029		4,766	4,766,000
Rite Aid Corp. 7.50%, 07/01/2025(a)		6,759	7,165,207
Sonic Automotive, Inc. 6.125%, 03/15/2027		5,939	6,265,998
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		10,712	11,262,752
Staples, Inc. 7.50%, 04/15/2026(a)		6,746	6,881,400
10.75%, 04/15/2027(a)		6,383	6,186,234
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		4,220	4,619,221
White Cap Buyer LLC 6.875%, 10/15/2028(a)		8,674	8,965,726
White Cap Parent LLC 8.25%, 03/15/2026(a) (f)		1,679	1,697,380
William Carter Co. (The) 5.50%, 05/15/2025(a)		4,156	4,418,668
5.625%, 03/15/2027(a)		2,000	2,113,650

			112,949,831

Consumer Non-Cyclical – 3.4%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		5,204	5,567,590
AdaptHealth LLC 4.625%, 08/01/2029(a)		7,234	7,399,759
6.125%, 08/01/2028(a)		1,532	1,654,166
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		2,000	2,051,417
4.625%, 01/15/2027(a)		3,290	3,450,106
4.875%, 02/15/2030(a)		2,263	2,417,426
5.75%, 03/15/2025		322	332,693
7.50%, 03/15/2026(a)		333	367,803
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		3,828	4,246,969

	Principal Amount (000)		U.S. $ Value

Bausch Health Cos., Inc. 6.125%, 04/15/2025(a)	U.S.$	2,422	$2,481,786
6.25%, 02/15/2029(a)		900	969,133
7.25%, 05/30/2029(a)		711	792,765
Catalent Pharma Solutions, Inc. 4.875%, 01/15/2026(a)		3,111	3,184,732
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		419	449,209
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		1,291	1,288,996
5.625%, 03/15/2027(a)		2,114	2,227,973
6.00%, 01/15/2029(a)		1,694	1,799,510
6.875%, 04/15/2029(a)		11,480	11,679,706
Coty, Inc. 4.00%, 04/15/2023(a)	EUR	454	517,895
6.50%, 04/15/2026(a)	U.S.$	5,326	5,080,617
DaVita, Inc. 3.75%, 02/15/2031(a)		3,645	3,617,522
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		709	729,586
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 06/30/2028(a)		4,779	4,050,203
9.50%, 07/31/2027(a)		4,292	4,908,975
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		6,978	4,828,147
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		2,750	2,840,998
IQVIA, Inc. 3.25%, 03/15/2025(a)	EUR	5,672	6,949,474
5.00%, 10/15/2026(a)	U.S.$	333	346,648
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		8,209	8,386,474
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		333	355,567
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (b) (j)		2,552	1,044,008
ModivCare, Inc. 5.875%, 11/15/2025(a)		999	1,062,233
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		5,068	5,457,138
Post Holdings, Inc. 4.625%, 04/15/2030(a)		6,624	6,897,939
5.50%, 12/15/2029(a)		4,151	4,508,120
5.75%, 03/01/2027(a)		333	349,627
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		4,950	5,420,469
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		11,464	12,514,154
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		2,030	2,107,749

	Principal Amount (000)		U.S. $ Value

Spectrum Brands, Inc. 4.00%, 10/01/2026(a)	EUR	3,459	$4,335,605
5.75%, 07/15/2025	U.S.$	98	101,152
Sunshine Mid BV 6.50%, 05/15/2026(a)	EUR	5,784	7,236,418
Tenet Healthcare Corp. 4.875%, 01/01/2026(a)	U.S.$	295	307,793
5.125%, 05/01/2025		3,026	3,064,537
7.00%, 08/01/2025		766	793,648
US Foods, Inc. 4.75%, 02/15/2029(a)		10,363	10,406,925
US Renal Care, Inc. 10.625%, 07/15/2027(a)		4,233	4,671,992
Vizient, Inc. 6.25%, 05/15/2027(a)		1,274	1,355,911
West Street Merger Sub, Inc. 6.375%, 09/01/2025(a)		1,198	1,233,917

			167,843,180

Energy – 6.4%
AI Candelaria Spain SLU 7.50%, 12/15/2028(a)		3,655	4,192,285
Antero Resources Corp. 5.125%, 12/01/2022		661	661,102
7.625%, 02/01/2029(a)		1,178	1,204,982
8.375%, 07/15/2026(a)		4,855	5,145,180
Apache Corp. 4.875%, 11/15/2027		955	981,241
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		736	707,333
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		1,586	1,594,164
7.625%, 12/15/2025(a)		2,450	2,585,247
Callon Petroleum Co. 9.00%, 04/01/2025(a)		6,898	6,586,242
Callon Petroleum, Co. 6.25%, 04/15/2023		3,636	2,704,213
8.25%, 07/15/2025		253	176,852
Cheniere Energy Partners LP 4.50%, 10/01/2029		2,089	2,235,088
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		2,595	2,495,493
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		3,482	3,472,201
7.00%, 06/15/2025(a)		9,430	9,551,883
CNX Resources Corp. 6.00%, 01/15/2029(a)		4,061	4,196,387
7.25%, 03/14/2027(a)		876	939,039
Comstock Resources, Inc.
7.50%, 05/15/2025(a)		2,892	2,956,965
9.75%, 08/15/2026		7,356	7,837,512

	Principal Amount (000)		U.S. $ Value

Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043(b) (j)	U.S.$	8,521	$1,223,868
5.70%, 10/15/2039(b) (j)		3,966	590,318
7.875%, 08/15/2025(b) (j)		4,441	682,981
EnLink Midstream LLC 5.625%, 01/15/2028(a)		6,096	6,087,321
EnLink Midstream Partners LP 4.15%, 06/01/2025		9,849	9,598,320
4.40%, 04/01/2024		2,333	2,307,903
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		4,100	3,969,851
4.75%, 01/15/2031(a)		3,913	3,803,736
EQT Corp. 3.90%, 10/01/2027		1,980	2,055,399
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		2,898	2,598,162
7.75%, 02/01/2028		8,431	7,858,875
8.00%, 01/15/2027		4,649	4,411,795
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029(a)		2,289	2,450,367
7.00%, 08/01/2027		2,652	2,800,390
Gulfport Energy Corp. 6.00%, 10/15/2024(b) (j)		2,508	1,927,462
6.375%, 05/15/2025-01/15/2026(b) (j)		18,821	14,490,340
6.625%, 05/01/2023(b) (j)		619	475,202
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		5,376	5,540,315
HighPoint Operating Corp. 7.00%, 10/15/2022		1,645	658,305
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,910	1,925,060
6.00%, 02/01/2031(a)		1,909	1,937,435
Indigo Natural Resources LLC 5.375%, 02/01/2029(a)		3,844	3,794,391
6.875%, 02/15/2026(a)		3,805	3,944,129
Ithaca Energy North Sea PLC 9.375%, 07/15/2024(a)		3,759	3,786,765
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		9,387	7,918,889
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		2,551	2,058,113
7.50%, 01/15/2028(a)		7,663	5,980,753
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		9,606	10,025,376
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		9,973	10,101,918
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		10,409	9,629,664
Occidental Petroleum Corp. 2.70%, 02/15/2023		5,613	5,535,353
2.90%, 08/15/2024		2,986	2,896,838

	Principal Amount (000)		U.S. $ Value

3.40%, 04/15/2026	U.S.$	421	$406,022
3.50%, 06/15/2025		2,366	2,298,715
5.50%, 12/01/2025		824	861,584
5.875%, 09/01/2025		1,346	1,419,900
6.125%, 01/01/2031		1,903	2,087,106
8.00%, 07/15/2025		2,108	2,387,971
8.50%, 07/15/2027		558	657,557
8.875%, 07/15/2030		558	700,548
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		9,596	9,256,640
PDC Energy, Inc. 5.75%, 05/15/2026		3,847	3,923,309
6.125%, 09/15/2024		7,221	7,374,284
Range Resources Corp. 8.25%, 01/15/2029(a)		4,161	4,359,724
SandRidge Energy, Inc. 7.50%, 02/15/2023(b) (d) (e)		1,970	—
8.125%, 10/15/2022(b) (d) (e)		15,534	—
SM Energy Co. 5.00%, 01/15/2024		3,387	3,144,446
5.625%, 06/01/2025		8,619	7,831,098
Southwestern Energy Co. 8.375%, 09/15/2028		2,391	2,558,421
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		4,830	4,973,881
5.875%, 03/15/2028		2,917	3,110,236
Talos Production, Inc. 12.00%, 01/15/2026(a)		7,783	7,393,180
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)		7,821	7,743,651
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		5,041	4,899,286
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		1,249	1,179,853
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a) (h)		1,918	1,754,987
Transocean, Inc.
7.25%, 11/01/2025(a)		2,072	1,151,218
7.50%, 01/15/2026(a)		4,613	2,385,248
11.50%, 01/30/2027(a)		2,001	1,575,637
Vantage Drilling International 7.125%, 04/01/2023(b) (d) (e)		8,325	—
7.50%, 11/01/2019(b) (c) (d) (e)		8,860	—
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(a)		19,456	18,093,948
Western Midstream Operating LP 3.95%, 06/01/2025		1,219	1,245,243
4.00%, 07/01/2022		1,397	1,431,575
4.10%, 02/01/2025		2,891	2,993,703
4.50%, 03/01/2028		1,652	1,711,452
4.75%, 08/15/2028		1,563	1,652,282
5.05%, 02/01/2030		2,516	2,768,188
5.45%, 04/01/2044		916	962,120

			319,582,016

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)	U.S.$	4,917	$5,087,665
Interface, Inc. 5.50%, 12/01/2028(a)		1,364	1,442,635
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		1,590	1,631,117
Laureate Education, Inc. 8.25%, 05/01/2025(a)		1,401	1,474,309

			9,635,726

Services – 2.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		1,699	1,819,911
9.75%, 07/15/2027(a)		11,333	12,352,290
ANGI Group LLC 3.875%, 08/15/2028(a)		12,814	12,785,912
Aptim Corp. 7.75%, 06/15/2025(a)		11,051	9,360,022
APX Group, Inc. 6.75%, 02/15/2027(a)		2,701	2,890,799
7.875%, 12/01/2022		4,135	4,143,461
Aramark Services, Inc. 6.375%, 05/01/2025(a)		892	948,770
Carlson Travel, Inc. 6.75%, 12/15/2025(a)		3,434	3,051,517
10.50%, 03/31/2025(g)		608	632,186
Carriage Services, Inc. 6.625%, 06/01/2026(a)		2,900	3,067,370
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,677,072
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	3,335	3,796,808
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	8,008	8,819,787
Gartner, Inc. 4.50%, 07/01/2028(a)		3,059	3,227,745
Korn Ferry 4.625%, 12/15/2027(a)		3,154	3,316,431
Monitronics International, Inc. 9.125%, 04/01/2020(b) (c) (d) (e)		6,914	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		14,241	14,119,317
Nielsen Co. Luxembourg SARL (The) 5.00%, 02/01/2025(a) (h)		2,333	2,396,678

	Principal Amount (000)		U.S. $ Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)	U.S.$	135	$143,829
6.25%, 01/15/2028(a)		8,851	9,402,229
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		1,580	1,701,648
9.25%, 04/15/2025(a)		673	798,533
Service Corp. International/US 3.375%, 08/15/2030		8,414	8,545,737
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		2,089	2,257,149
Verisure Midholding AB 5.25%, 02/15/2029(a)	EUR	4,130	5,128,085
Verscend Escrow Corp. 9.75%, 08/15/2026(a)	U.S.$	9,176	9,894,957

			129,278,243

Technology – 1.7%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		1,095	1,135,919
Avaya, Inc. 6.125%, 09/15/2028(a)		10,982	11,740,058
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		13,822	14,707,442
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		4,374	4,483,370
CDK Global, Inc. 5.00%, 10/15/2024		333	371,578
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		1,505	1,562,524
CommScope Technologies LLC 6.00%, 06/15/2025(a)		289	294,860
CommScope, Inc. 5.50%, 03/01/2024(a)		1,688	1,734,633
6.00%, 03/01/2026(a)		1,846	1,955,245
8.25%, 03/01/2027(a)		2,130	2,298,337
Microchip Technology, Inc. 4.25%, 09/01/2025(a)		3,341	3,497,738
NCR Corp. 5.75%, 09/01/2027(a)		1,558	1,638,593
6.125%, 09/01/2029(a)		1,207	1,312,978
8.125%, 04/15/2025(a)		1,684	1,843,820
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		819	909,719
Science Applications International Corp. 4.875%, 04/01/2028(a)		493	520,436
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		1,280	1,314,072
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)		5,758	5,938,316
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023-09/01/2025(a)		22,095	22,562,993
10.50%, 02/01/2024(a) (h)		2,933	2,938,178

			82,760,809

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.2%
Hawaiian Brand Intellectual PR 5.75%, 01/20/2026(a)	U.S.$	2,588	$2,683,736
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		7,426	8,424,256

			11,107,992

Transportation – Services – 0.5%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		2,000	2,096,372
Algeco Global Finance PLC 8.00%, 02/15/2023(a)		8,171	8,329,736
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 03/15/2025(a)		1,519	1,506,356
5.75%, 07/15/2027(a) (h)		1,477	1,492,637
10.50%, 05/15/2025(a)		5,546	6,551,008
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		4,289	4,522,086

			24,498,195

			1,743,727,164

Financial Institutions – 5.6%
Banking – 1.5%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		6,719	6,843,345
7.00%, 01/15/2026(a)		6,843	7,253,580
CaixaBank SA 5.875%, 10/09/2027(a) (k)	EUR	200	266,765
Credit Suisse Group AG 6.25%, 12/18/2024(a) (k)	U.S.$	7,786	8,527,705
6.375%, 08/21/2026(a) (k)		8,766	9,752,545
Discover Financial Services Series D 6.125%, 06/23/2025(k)		19,736	22,204,958
Dresdner Funding Trust I 8.151%, 06/30/2031(a)		816	1,199,379
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		3,198	3,483,091
5.71%, 01/15/2026(a)		860	975,958
UniCredit SpA 9.25%, 06/03/2022(a) (k)	EUR	11,605	15,212,717

			75,720,043

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.4%
Lehman Brothers Holdings, Inc. 6.875%, 05/02/2018(b) (c)	U.S.$	1,600	$16,800
Series G 4.80%, 03/13/2014(b) (c)		1,800	18,900
LPL Holdings, Inc. 5.75%, 09/15/2025 (a)		5,158	5,326,156
NFP Corp. 6.875%, 08/15/2028(a)		13,715	14,416,487
7.00%, 05/15/2025(a)		2,605	2,806,339

			22,584,682

Finance – 0.9%
CNG Holdings, Inc. 12.50%, 06/15/2024 (a)		4,791	4,328,325
Curo Group Holdings Corp. 8.25%, 09/01/2025(a)		9,472	9,285,052
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		9,287	9,069,652
goeasy Ltd. 5.375%, 12/01/2024(a)		377	394,092
ILFC E-Capital Trust II 3.48% (H15T 30 Year + 1.80%), 12/21/2065(a) (l)		1,500	1,207,629
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	1,573	1,915,999
Navient Corp. 4.875%, 03/15/2028	U.S.$	5,136	5,102,264
6.50%, 06/15/2022		1,903	1,993,459
SLM Corp. 5.125%, 04/05/2022		3,828	3,923,352
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023(a)		6,227	6,186,996

			43,406,820

Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		8,362	8,620,094
10.125%, 08/01/2026(a)		5,867	6,736,074
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		12,233	12,931,198
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (f) (h)		9,513	10,293,843
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		11,002	11,222,588
Genworth Holdings, Inc. 7.625%, 09/24/2021		3,542	3,542,643

			53,346,440

Other Finance – 0.5%
Altice France Holding SA 10.50%, 05/15/2027(a)		4,599	5,160,596
Intrum AB 2.75%, 07/15/2022(a)	EUR	405	490,938

	Principal Amount (000)		U.S. $ Value

3.00%, 09/15/2027(a)	U.S.$	3,250	$3,782,155
3.50%, 07/15/2026(a)		4,776	5,747,800
4.875%, 08/15/2025		4,189	5,255,607
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(a)		5,538	5,697,959

			26,135,055

REITS – 1.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		14,529	15,098,583
Diversified Healthcare Trust 6.75%, 12/15/2021		4,500	4,589,373
9.75%, 06/15/2025		5,638	6,397,930
GEO Group, Inc. (The) 6.00%, 04/15/2026		851	613,001
Iron Mountain, Inc.
4.875%, 09/15/2027(a)		135	141,321
5.25%, 03/15/2028(a)		6,718	7,068,450
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		1,279	1,358,760
5.625%, 05/01/2024		2,333	2,513,836
5.75%, 02/01/2027		4,572	5,138,952
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(a)		4,803	4,903,945
9.375%, 04/01/2027(a)		8,691	9,660,771

			57,484,922

			278,677,962

Utility – 0.4%
Electric – 0.4%
Calpine Corp. 5.125%, 03/15/2028(a)		1,557	1,612,075
NRG Energy, Inc. 6.625%, 01/15/2027		135	141,512
Talen Energy Supply LLC 6.50%, 06/01/2025		8,459	6,716,243
7.25%, 05/15/2027(a)		1,791	1,893,927
10.50%, 01/15/2026(a)		5,936	5,459,488
Texas Competitive/TCEH 11.50%, 10/01/2020(b) (c) (d) (e)		2,679	0
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		7,170	7,593,058

			23,416,303

Total Corporates - Non-Investment Grade (cost $1,968,342,201)			2,045,821,429

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 12.4%
Angola – 0.6%
Angolan Government International Bond 8.00%, 11/26/2029(a)	U.S.$	13,030	$12,879,341
9.125%, 11/26/2049(a)		1,286	1,247,822
9.375%, 05/08/2048(a)		298	294,554
9.50%, 11/12/2025(a)		16,192	17,183,760

			31,605,477

Argentina – 1.0%
Argentine Republic Government International Bond 0.125%, 07/09/2030-07/09/2041		135,205	48,128,822
1.00%, 07/09/2029		6,275	2,590,567

			50,719,389

Bahrain – 0.7%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		4,147	4,214,389
6.75%, 09/20/2029(a)		8,215	9,259,845
7.00%, 10/12/2028(a)		7,504	8,685,880
7.375%, 05/14/2030(a)		2,814	3,255,446
CBB International Sukuk Programme Co. SPC 6.25%, 11/14/2024(a)		8,519	9,416,157

			34,831,717

Brazil – 0.2%
Brazilian Government International Bond 3.875%, 06/12/2030		7,646	7,856,265

Costa Rica – 0.3%
Costa Rica Government International Bond 6.125%, 02/19/2031(a)		17,268	17,251,811

Dominican Republic – 1.0%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		9,637	11,127,723
6.40%, 06/05/2049(a)		2,497	2,785,715
6.85%, 01/27/2045(a)		9,000	10,569,375
6.875%, 01/29/2026(a)		652	768,749
7.45%, 04/30/2044(a)		5,621	7,031,520
8.625%, 04/20/2027(a)		12,151	15,105,212

			47,388,294

Ecuador – 0.3%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		1,718	738,402
0.50%, 07/31/2030-07/31/2040(a)		26,786	12,506,401

			13,244,803

	Principal Amount (000)		U.S. $ Value

Egypt – 1.1%
Egypt Government International Bond 5.75%, 05/29/2024(a)	U.S.$	11,852	$12,774,234
6.20%, 03/01/2024(a)		12,299	13,332,885
7.625%, 05/29/2032(a)		11,844	13,132,035
8.50%, 01/31/2047(a)		2,540	2,787,650
8.70%, 03/01/2049(a)		3,170	3,523,653
8.875%, 05/29/2050(a)		5,976	6,752,880

			52,303,337

El Salvador – 0.6%
El Salvador Government International Bond 5.875%, 01/30/2025(a)		991	966,225
6.375%, 01/18/2027(a)		6,513	6,399,023
7.125%, 01/20/2050(a)		10,598	9,803,150
7.625%, 09/21/2034(a)		872	819,680
7.65%, 06/15/2035(a)		6,224	6,068,400
7.75%, 01/24/2023(a)		3,494	3,520,205
8.625%, 02/28/2029(a)		759	793,155

			28,369,838

Gabon – 0.5%
Gabon Government International Bond 6.375%, 12/12/2024(a)		5,450	5,693,136
6.625%, 02/06/2031(a)		12,920	12,738,313
6.95%, 06/16/2025(a)		5,600	5,969,250

			24,400,699

Ghana – 0.5%
Ghana Government International Bond 6.375%, 02/11/2027(a)		11,876	12,287,949
8.627%, 06/16/2049(a)		260	260,487
8.95%, 03/26/2051(a)		1,752	1,790,325
10.75%, 10/14/2030(a)		9,035	11,968,552

			26,307,313

Guatemala – 0.0%
Guatemala Government Bond 5.375%, 04/24/2032(a)		247	290,997
6.125%, 06/01/2050(a)		1,232	1,520,750

			1,811,747

Honduras – 0.4%
Honduras Government International Bond 5.625%, 06/24/2030(a)		1,072	1,204,660
6.25%, 01/19/2027(a)		11,553	13,239,016
7.50%, 03/15/2024(a)		4,025	4,463,977

			18,907,653

	Principal Amount (000)		U.S. $ Value

Iraq – 0.1%
Iraq International Bond 5.80%, 01/15/2028(a)	U.S.$	466	$437,518
6.752%, 03/09/2023(a)		5,963	5,847,467

			6,284,985

Ivory Coast – 0.8%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	9,671	12,050,186
5.875%, 10/17/2031(a)		6,714	8,921,813
6.125%, 06/15/2033(a) (h)	U.S.$	5,888	6,487,840
6.375%, 03/03/2028(a)		10,768	12,053,430
6.625%, 03/22/2048(a)	EUR	1,429	1,881,025

			41,394,294

Jamaica – 0.0%
Jamaica Government International Bond 6.75%, 04/28/2028	U.S.$	1,330	1,588,519

Kenya – 0.7%
Kenya Government International Bond 6.875%, 06/24/2024(a)		13,375	14,750,117
7.00%, 05/22/2027(a)		4,272	4,711,215
7.25%, 02/28/2028(a)		11,786	13,137,707

			32,599,039

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(a) (b) (j)		2,476	284,740
6.85%, 03/23/2027(a) (b) (j)		2,181	253,541
Series G
1.00%, 11/27/2026(a) (b) (j)		8,942	1,028,330

			1,566,611

Mongolia – 0.2%
Mongolia Government International Bond 5.125%, 12/05/2022(a)		9,478	9,809,730
10.875%, 04/06/2021(a) (h)		2,400	2,426,250

			12,235,980

Nigeria – 0.8%
Nigeria Government International Bond 6.50%, 11/28/2027(a)		2,246	2,422,171
7.625%, 11/21/2025-11/28/2047(a)		28,304	32,017,506
7.696%, 02/23/2038(a)		2,903	3,049,964
7.875%, 02/16/2032(a)		2,864	3,129,815

			40,619,456

Oman – 0.4%
Oman Government International Bond 4.75%, 06/15/2026(a)		12,837	13,097,751

	Principal Amount (000)		U.S. $ Value

4.875%, 02/01/2025(a) (h)	U.S.$	1,562	$1,631,802
6.25%, 01/25/2031(a) (h)		6,820	7,212,150

			21,941,703

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/2027(a)		395	420,675

Senegal – 0.6%
Senegal Government International Bond 6.25%, 05/23/2033(a)		11,075	12,147,891
6.75%, 03/13/2048(a)		13,314	14,191,892
8.75%, 05/13/2021(a)		1,137	1,156,542

			27,496,325

South Africa – 0.6%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		5,950	6,059,703
4.875%, 04/14/2026		3,040	3,270,850
5.65%, 09/27/2047		3,608	3,445,640
5.75%, 09/30/2049		10,201	9,799,336
5.875%, 06/22/2030		5,978	6,573,932
6.30%, 06/22/2048		557	569,358

			29,718,819

Sri Lanka – 0.1%
Sri Lanka Government International Bond 6.20%, 05/11/2027 (a)		4,179	2,513,930

Ukraine – 0.8%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		6,725	7,147,414
7.375%, 09/25/2032(a)		10,461	11,229,230
7.75%, 09/01/2023-09/01/2024(a)		21,167	23,107,970

			41,484,614

Venezuela – 0.1%
Venezuela Government International Bond 7.65%, 04/21/2025(a) (b) (j)		6,636	613,830
9.00%, 05/07/2023(a) (b) (j)		538	49,765
9.25%, 09/15/2027(b) (j)		34,020	3,146,850
9.25%, 05/07/2028(a) (b) (j)		1,500	138,750

			3,949,195

Total Emerging Markets - Sovereigns (cost $613,249,582)			618,812,488

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 9.2%
Financial Institutions – 6.3%
Banking – 4.1%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)	U.S.$	4,163	$4,761,431
Bank of America Corp. Series AA 6.10%, 03/17/2025(k)		1,000	1,122,250
Series B 8.05%, 06/15/2027(h)		11,735	15,426,396
Series Z 6.50%, 10/23/2024(k)		4,009	4,559,885
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(k)		1,082	1,185,331
Barclays Bank PLC 6.86%, 06/15/2032(a) (k)		838	1,186,518
Barclays PLC 7.125%, 06/15/2025(k)	GBP	317	484,234
7.25%, 03/15/2023(a) (k)		3,808	5,542,741
CIT Group, Inc. 3.929%, 06/19/2024	U.S.$	1,974	2,099,078
Citigroup, Inc. 5.95%, 01/30/2023(k)		14,778	15,503,076
Series M 6.30%, 05/15/2024(k)		7,000	7,533,243
Comerica, Inc. 5.625%, 07/01/2025(k)		11,418	12,645,484
Credit Agricole SA 8.125%, 12/23/2025(a) (k)		13,944	16,874,007
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(k)		1,173	1,288,430
Series P 5.00%, 11/10/2022(h) (k)		10,561	10,483,849
HSBC Holdings PLC 6.00%, 09/29/2023(a) (k)	EUR	5,708	7,533,004
6.375%, 03/30/2025(k)	U.S.$	2,076	2,265,435
ING Groep NV 6.875%, 04/16/2022 (a) (k)		1,142	1,190,193
JPMorgan Chase & Co. Series V 3.558% (LIBOR 3 Month + 3.32%), 04/01/2021(k) (l)		2,638	2,619,815
Lloyds Banking Group PLC 6.413%, 10/01/2035(a) (k)		3,709	4,638,041
6.657%, 05/21/2037(a) (k)		1,801	2,311,875
Natwest Group PLC 8.625%, 08/15/2021(k)		21,538	22,296,634
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(k) (l)		6,400	6,275,084

	Principal Amount (000)		U.S. $ Value

Regions Bank/Birmingham AL 6.45%, 06/26/2037(h)	U.S.$	5,300	$7,490,522
Standard Chartered PLC 1.722% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (k) (l)		3,500	3,287,729
7.50%, 04/02/2022(a) (k)		8,455	8,863,653
7.75%, 04/02/2023(a) (k)		1,988	2,153,082
Truist Financial Corp. Series P 4.95%, 09/01/2025(k)		12,568	13,743,287
Series Q 5.10%, 03/01/2030(k)		4,138	4,677,194
UBS Group AG 7.00%, 02/19/2025(a)(k)		14,430	16,455,934

			206,497,435

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(k)		6,900	7,651,361

Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875%, 01/23/2028		2,307	2,483,998
4.875%, 01/16/2024		4,405	4,834,606
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,236	1,209,464
4.25%, 06/15/2026		123	131,985
5.25%, 08/11/2025(a) (h)		11,719	13,047,996
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		371	368,093
4.125%, 08/01/2025(a)		2,077	2,253,495
4.875%, 10/01/2025(a)		1,585	1,765,818

			26,095,455

Insurance – 1.2%
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027	EUR	9,800	14,877,558
Centene Corp. 4.625%, 12/15/2029	U.S.$	498	552,198
5.375%, 06/01/2026-08/15/2026(a)		468	491,743
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		14,459	18,676,927
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	13,173,465
MetLife, Inc. 6.40%, 12/15/2036		1,679	2,172,441
10.75%, 08/01/2039		3,495	5,974,609

	Principal Amount (000)		U.S. $ Value

Nationwide Mutual Insurance Co. 2.507% (LIBOR 3 Month + 2.29%), 12/15/2024(a) (l)	U.S.$	5,000	$4,972,006

			60,890,947

REITS – 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		2,646	2,831,228
5.00%, 10/15/2027		135	142,615
Sabra Health Care LP 4.80%, 06/01/2024		3,800	4,157,770
Trust Fibra Uno 4.869%, 01/15/2030(a)		3,577	3,994,168
6.39%, 01/15/2050(a)		324	378,506
6.95%, 01/30/2044(a)		947	1,156,524

			12,660,811

			313,796,009

Industrial – 2.9%
Basic – 0.7%
ArcelorMittal SA 7.00%, 03/01/2041		4,782	6,815,138
7.25%, 10/15/2039		1,241	1,792,959
Arconic Corp. 6.00%, 05/15/2025(a)		3,466	3,728,175
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		1,464	1,861,648
GUSAP III LP 4.25%, 01/21/2030(a)		1,700	1,856,646
MEGlobal Canada ULC 5.00%, 05/18/2025(a)		2,164	2,415,695
5.875%, 05/18/2030(a)		1,157	1,436,429
Nexa Resources SA 6.50%, 01/18/2028(a)		6,419	7,469,450
OCP SA 5.625%, 04/25/2024(a)		3,133	3,446,112
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		1,073	1,322,615
Suzano Austria GmbH 7.00%, 03/16/2047(a)		3,254	4,306,864

			36,451,731

Capital Goods – 0.3%
General Electric Co. Series D 3.554% (LIBOR 3 Month + 3.33%), 03/15/2021(k) (l)		12,108	11,444,183
Howmet Aerospace, Inc. 5.90%, 02/01/2027		805	941,163

	Principal Amount (000)		U.S. $ Value

Textron Financial Corp. 1.956% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (l)	U.S.$	125	$99,654

			12,485,000

Communications - Media – 0.0%
Prosus NV 4.027%, 08/03/2050(a)		1,341	1,350,758

Consumer Cyclical - Other – 0.4%
James Hardie International Finance DAC 5.00%, 01/15/2028(a)		2,181	2,322,810
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	13,593,474
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		1,011	1,072,714
4.75%, 01/15/2028(a)		2,079	2,189,141

			19,178,139

Energy – 0.7%
Cenovus Energy, Inc. 6.75%, 11/15/2039		706	914,327
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		5,103	5,520,918
Ecopetrol SA 5.875%, 05/28/2045		5,418	6,149,430
6.875%, 04/29/2030		3,044	3,786,736
Enable Midstream Partners LP 4.40%, 03/15/2027		6,325	6,596,668
4.95%, 05/15/2028		1,214	1,280,469
Energy Transfer Operating LP 7.60%, 02/01/2024		3,200	3,613,331
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	657,733
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		1,798	2,038,238
TransCanada PipeLines Ltd. 2.431% (LIBOR 3 Month + 2.21%), 05/15/2067(l)		2,500	2,018,936

			32,576,786

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		1,905	2,200,693

Technology – 0.2%
Dell International LLC/EMC Corp. 8.35%, 07/15/2046(a)		2,793	4,140,148
Western Digital Corp. 4.75%, 02/15/2026		4,042	4,477,350

			8,617,498

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.6%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)	U.S.$	7,534	$8,730,206
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		2,558	2,734,062
4.75%, 10/20/2028(a)		2,971	3,282,955
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		14,434	15,784,313

			30,531,536

			143,392,141

Total Corporates - Investment Grade (cost $403,999,605)			457,188,150

BANK LOANS – 7.4%
Industrial – 6.9%
Basic – 0.1%
Illuminate Buyer, LLC 4.121% (LIBOR 1 Month + 4.00%), 06/30/2027(m)		3,202	3,207,995
Nouryon Finance B.V. (aka AkzoNobel) 3.129% (LIBOR 1 Month + 3.00%), 10/01/2025(m)		2,871	2,857,106

			6,065,101

Capital Goods – 0.7%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(m)		15,884	15,848,696
BWay Holding Company 3.381% (LIBOR 1 Month + 3.25%), 04/03/2024(m)		5,101	5,000,052
Granite US Holdings Corporation 4.169% (LIBOR 2 Month + 4.00%), 09/30/2026(m)		8,365	8,386,025
TransDigm, Inc. 2.371% (LIBOR 1 Month + 2.25%), 12/09/2025(m)		2,258	2,217,786
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.621% (LIBOR 1 Month + 2.50%), 10/23/2025(m)		560	532,900

			31,985,459

Communications - Media – 0.5%
Advantage Sales & Marketing, Inc. 6.000% (LIBOR 3 Month + 5.25%), 10/28/2027(m)		9,500	9,537,620
Clear Channel Outdoor Holdings, Inc. 3.659% (LIBOR 2 Month + 3.50%), 08/21/2026(m)		4	3,898
3.712% (LIBOR 3 Month + 3.50%), 08/21/2026(m)		1,744	1,699,359

	Principal Amount (000)		U.S. $ Value

iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.121% (LIBOR 1 Month + 3.00%), 05/01/2026(m)	U.S.$	2,663	$2,627,814
LCPR Loan Financing LLC 5.127% (LIBOR 1 Month + 5.00%), 10/15/2026(m)		3,139	3,163,717
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(m)		2,511	2,525,162
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(m)		4,838	4,822,067

			24,379,637

Communications - Telecommunications – 0.4%
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(m)		8,220	8,078,218
5.000% (LIBOR 1 Month + 4.00%), 10/10/2024(m)		21	20,874
Zacapa S.A.R.L. 4.769% (LIBOR 3 Month + 4.50%), 07/02/2025(m)		12,853	12,881,276

			20,980,368

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.621% (LIBOR 1 Month + 3.50%), 04/30/2026(m)		2,860	2,855,984
Navistar, Inc. 3.630% (LIBOR 1 Month + 3.50%), 11/06/2024(m)		2,649	2,642,563

			5,498,547

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(m)		4,758	4,650,037

Consumer Cyclical - Other – 0.6%
Caesars Resort Collection, LLC 2.871% (LIBOR 1 Month + 2.75%), 12/23/2024(m)		10,329	10,143,495
Flutter Entertainment PLC 3.754% (LIBOR 3 Month + 3.50%), 07/10/2025(m)		840	841,885
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 3 Month + 12.00%), 10/04/2023(e) (m)		132	149,302

	Principal Amount (000)		U.S. $ Value

Playtika Holding Corp. 7.000% (LIBOR 3 Month + 6.00%), 12/10/2024(m)	U.S.$	15,933	$16,013,067
Scientific Games International, Inc. 2.871% (LIBOR 1 Month + 2.75%), 08/14/2024(m)		4,824	4,736,507

			31,884,256

Consumer Cyclical - Restaurants – 0.2%
IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(m)		5,137	5,127,522
Whatabrands LLC 2.877% (LIBOR 1 Month + 2.75%), 07/31/2026(m)		2,077	2,074,132

			7,201,654

Consumer Cyclical - Retailers – 0.4%
Bass Pro Group, LLC 5.750% (LIBOR 1 Month + 5.00%), 09/25/2024(m)		2,641	2,642,689
PetSmart, Inc. 01/27/2028(n)		10,850	10,836,438
4.500% (LIBOR 3 Month + 3.50%), 03/11/2022(m)		4,432	4,426,746
Serta Simmons Bedding, LLC 9.000% (LIBOR 3 Month + 8.00%), 11/08/2024(m)		8,741	3,700,324

			21,606,197

Consumer Non-Cyclical – 1.4%
Aldevron, L.L.C. 5.250% (LIBOR 1 Month + 4.25%), 10/12/2026(m)		4,436	4,445,703
Alphabet Holding Company, Inc. (aka Nature’s Bounty) 7.871% (LIBOR 1 Month + 7.75%), 09/26/2025(m)		9,497	9,488,784
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 3 Month + 5.00%), 07/05/2023(m)		6,161	6,027,968
Froneri International Limited 5.871% (LIBOR 1 Month + 5.75%), 01/31/2028(e) (m)		830	840,375
Global Medical Response, Inc. (fka Air Medical) 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(m)		5,247	5,232,503
Kronos Acquisition Holdings, Inc. 12/22/2026(n)		9,420	9,410,204

	Principal Amount (000)		U.S. $ Value

LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.871% (LIBOR 1 Month + 3.75%), 11/16/2025(m)	U.S.$	5,146	$5,137,052
Mallinckrodt International Finance S.A. 5.500% (LIBOR 3 Month + 4.75%), 09/24/2024(m)		5,069	4,767,256
Milano Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(e) (m)		6,970	6,983,103
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(m)		8,305	8,309,526
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(m)		11,050	11,105,250

			71,747,724

Energy – 0.1%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(m)		2,818	2,801,719

Other Industrial – 0.4%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(m)		1,711	1,657,690
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(m)		5,079	4,898,806
Core & Main LP 3.750% (LIBOR 3 Month + 2.75%), 08/01/2024(m)		1,456	1,451,719
Dealer Tire, LLC 4.371% (LIBOR 1 Month + 4.25%), 12/12/2025(m)		1,624	1,620,223
Rockwood Service Corporation 4.371% (LIBOR 1 Month + 4.25%), 01/23/2027(m)		519	518,581
RS IVY Holdco ,Inc. 6.500% (LIBOR 3 Month + 5.50%), 12/23/2027(e) (m)		8,230	8,230,000

			18,377,019

Services – 0.8%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.371% (LIBOR 1 Month + 4.25%), 07/10/2026(m)		1,544	1,543,674
Amentum Government Services Holdings LLC 3.621% (LIBOR 1 Month + 3.50%), 01/29/2027(m)		1,652	1,637,248

	Principal Amount (000)		U.S. $ Value

Garda World Security Corporation 4.990% (LIBOR 3 Month + 4.75%), 10/30/2026(m)	U.S.$	565	$565,179
Parexel International Corporation 2.871% (LIBOR 1 Month + 2.75%), 09/27/2024(m)		1,252	1,249,877
Pi Lux Finco SARL 8.250% (LIBOR 1 Month + 7.25%), 01/01/2026(e) (m)		21,800	21,554,750
Sabre GLBL, Inc. 4.750% (LIBOR 1 Month + 4.00%), 12/17/2027(e) (m)		2,780	2,806,076
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(m)		4,881	4,551,766
Verscend Holding Corp. 4.621% (LIBOR 1 Month + 4.50%), 08/27/2025(m)		7,801	7,801,117

			41,709,687

Technology – 1.1%
athenahealth, Inc. 4.633% (LIBOR 1 Month + 4.50%), 02/11/2026(m)		10,987	11,017,865
Avaya, Inc. 4.377% (LIBOR 1 Month + 4.25%), 12/15/2024(m)		234	234,006
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 4.371% (LIBOR 1 Month + 4.25%), 10/02/2025(m)		8,835	8,816,959
EIG Investors Corp. 01/27/2028(n)		10,318	10,285,932
Pitney Bowes, Inc. 5.630% (LIBOR 1 Month + 5.50%), 01/07/2025(m)		5,883	5,858,916
Presidio Holdings, Inc. 3.720% (LIBOR 3 Month + 3.50%), 01/22/2027(m)		2,155	2,152,476
Solera, LLC (Solera Finance, Inc.) 2.871% (LIBOR 1 Month + 2.75%), 03/03/2023(m)		13,406	13,338,467
Veritas Us, Inc. 6.500% (LIBOR 3 Month + 5.50%), 09/01/2025(m)		3,623	3,637,686

			55,342,307

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.750% (LIBOR 1 Month + 4.75%), 04/29/2023(m)		846	858,859

			345,088,571

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.3%
Insurance – 0.3%
Hub International Limited 4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(m)	U.S.$	6,278	$6,282,859
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.121% (LIBOR 1 Month + 4.00%), 09/03/2026(m)		7,568	7,577,851

			13,860,710

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(m)		6,643	6,632,575
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(m)		1,270	1,268,295

			7,900,870

Total Bank Loans (cost $368,731,734)			366,850,151

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.8%
Risk Share Floating Rate – 6.2%
Bellemeade Re Ltd. Series 2018-1A, Class B1 4.38% (LIBOR 1 Month + 4.25%), 04/25/2028(a) (l)		230	231,138
Series 2018-1A, Class M2 3.03% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (l)		246	246,616
Series 2019-2A, Class M2 3.23% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (l)		6,000	6,018,809
Series 2019-4A, Class B1 3.98% (LIBOR 1 Month + 3.85%), 10/25/2029(g) (l)		1,607	1,534,055
Series 2020-2A, Class M2 6.13% (LIBOR 1 Month + 6.00%), 08/26/2030(a) (l)		3,250	3,426,601
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.48% (LIBOR 1 Month + 4.35%), 04/25/2031(a) (l)		2,685	2,765,921
Series 2020-SBT1, Class 1M2 3.78% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (l)		10,079	10,306,351
Series 2020-SBT1, Class 2M2 3.78% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (l)		4,981	5,139,423
Eagle Re Ltd. Series 2019-1, Class M2 3.43% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (l)		929	933,542

	Principal Amount (000)		U.S. $ Value

Series 2020-1, Class M2 2.13% (LIBOR 1 Month + 2.00%), 01/25/2030(a) (l)	U.S.$	2,785	$2,625,784
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.38% (LIBOR 1 Month + 4.25%), 11/25/2023(l)		861	866,208
Series 2014-DN3, Class M3 4.13% (LIBOR 1 Month + 4.00%), 08/25/2024(l)		551	563,705
Series 2015-DN1, Class B 11.63% (LIBOR 1 Month + 11.50%), 01/25/2025(l)		16,522	18,013,378
Series 2015-DNA1, Class B 9.33% (LIBOR 1 Month + 9.20%), 10/25/2027(l)		898	1,043,245
Series 2015-DNA2, Class B 7.68% (LIBOR 1 Month + 7.55%), 12/25/2027(l)		16,061	17,651,619
Series 2015-DNA3, Class B 9.48% (LIBOR 1 Month + 9.35%), 04/25/2028(l)		7,478	8,864,109
Series 2015-HQ2, Class B 8.08% (LIBOR 1 Month + 7.95%), 05/25/2025(l)		289	300,400
Series 2015-HQA1, Class B 8.93% (LIBOR 1 Month + 8.80%), 03/25/2028(l)		12,437	13,547,490
Series 2015-HQA2, Class B 10.63% (LIBOR 1 Month + 10.50%), 05/25/2028(l)		6,962	7,853,176
Series 2016-DNA2, Class B 10.63% (LIBOR 1 Month + 10.50%), 10/25/2028(l)		5,023	5,894,081
Series 2016-DNA3, Class B 11.38% (LIBOR 1 Month + 11.25%), 12/25/2028(l)		4,458	5,267,021
Series 2016-DNA4, Class B 8.73% (LIBOR 1 Month + 8.60%), 03/25/2029(l)		1,822	1,900,597
Series 2016-HQA1, Class B 12.88% (LIBOR 1 Month + 12.75%), 09/25/2028(l)		2,988	3,694,934
Series 2016-HQA2, Class B 11.63% (LIBOR 1 Month + 11.50%), 11/25/2028(l)		3,920	4,651,516
Series 2017-DNA1, Class B1 5.08% (LIBOR 1 Month + 4.95%), 07/25/2029(l)		3,134	3,361,852
Series 2017-DNA2, Class B1 5.28% (LIBOR 1 Month + 5.15%), 10/25/2029(l)		8,410	9,126,108

	Principal Amount (000)		U.S. $ Value

Series 2017-DNA3, Class B1 4.58% (LIBOR 1 Month + 4.45%), 03/25/2030(l)	U.S.$	4,124	$4,320,222
Series 2017-HQA1, Class B1 5.13% (LIBOR 1 Month + 5.00%), 08/25/2029(l)		416	434,621
Series 2017-HQA2, Class B1 4.88% (LIBOR 1 Month + 4.75%), 12/25/2029(l)		2,340	2,486,431
Series 2017-HQA3, Class B1 4.58% (LIBOR 1 Month + 4.45%), 04/25/2030(l)		1,245	1,279,245
Series 2018-DNA1, Class B1 3.28% (LIBOR 1 Month + 3.15%), 07/25/2030(l)		1,445	1,437,792
Series 2018-HQA2, Class M2 2.43% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (l)		161	161,204
Series 2019-DNA1, Class B1 4.78% (LIBOR 1 Month + 4.65%), 01/25/2049(a) (l)		970	1,004,135
Series 2019-DNA1, Class M2 2.78% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (l)		2,133	2,151,217
Series 2019-DNA2, Class M2 2.58% (LIBOR 1 Month + 2.45%), 03/25/2049(a) (l)		308	309,331
Series 2019-FTR2, Class M2 2.28% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (l)		1,757	1,753,840
Series 2019-FTR3, Class B2 4.948% (LIBOR 1 Month + 4.80%), 09/25/2047(g) (l)		1,160	1,133,900
Series 2019-HQA1, Class M2 2.48% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (l)		131	131,502
Series 2019-HQA2, Class B1 4.23% (LIBOR 1 Month + 4.10%), 04/25/2049(a) (l)		1,078	1,107,216
Series 2019-HQA3, Class B1 3.13% (LIBOR 1 Month + 3.00%), 09/25/2049(a) (l)		1,900	1,890,506
Series 2020-HQA2, Class M2 3.23% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (l)		3,722	3,773,861
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.53% (LIBOR 1 Month + 4.40%), 01/25/2024(l)		425	434,590
Series 2014-C03, Class 2M2 3.03% (LIBOR 1 Month + 2.90%), 07/25/2024(l)		371	375,628

	Principal Amount (000)		U.S. $ Value

Series 2015-C01, Class 1M2 4.43% (LIBOR 1 Month + 4.30%), 02/25/2025(l)	U.S.$	4,054	$4,144,178
Series 2015-C02, Class 1M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(l)		2,721	2,779,186
Series 2015-C03, Class 1M2 5.13% (LIBOR 1 Month + 5.00%), 07/25/2025(l)		8,638	8,854,888
Series 2016-C01, Class 1B 11.88% (LIBOR 1 Month + 11.75%), 08/25/2028(l)		4,023	4,938,904
Series 2016-C02, Class 1B 12.38% (LIBOR 1 Month + 12.25%), 09/25/2028(l)		2,882	3,607,498
Series 2016-C03, Class 1B 11.88% (LIBOR 1 Month + 11.75%), 10/25/2028(l)		7,099	8,743,573
Series 2016-C03, Class 2B 12.88% (LIBOR 1 Month + 12.75%), 10/25/2028(l)		3,935	4,840,700
Series 2016-C04, Class 1B 10.38% (LIBOR 1 Month + 10.25%), 01/25/2029(l)		13,283	15,663,041
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(l)		11,991	14,492,165
Series 2016-C06, Class 1B 9.38% (LIBOR 1 Month + 9.25%), 04/25/2029(l)		8,488	9,554,212
Series 2016-C07, Class 2B 9.63% (LIBOR 1 Month + 9.50%), 05/25/2029(l)		10,257	11,704,535
Series 2017-C01, Class 1B1 5.88% (LIBOR 1 Month + 5.75%), 07/25/2029(l)		2,248	2,445,325
Series 2017-C02, Class 2B1 5.63% (LIBOR 1 Month + 5.50%), 09/25/2029(l)		416	443,174
Series 2017-C03, Class 1B1 4.98% (LIBOR 1 Month + 4.85%), 10/25/2029(l)		3,966	4,288,062
Series 2017-C04, Class 2B1 5.18% (LIBOR 1 Month + 5.05%), 11/25/2029(l)		974	1,055,280
Series 2017-C05, Class 1B1 3.73% (LIBOR 1 Month + 3.60%), 01/25/2030(l)		3,145	3,262,502
Series 2017-C06, Class 1B1 4.28% (LIBOR 1 Month + 4.15%), 02/25/2030(l)		1,702	1,762,058
Series 2017-C06, Class 1M2 2.78% (LIBOR 1 Month + 2.65%), 02/25/2030(l)		687	694,425

	Principal Amount (000)		U.S. $ Value

Series 2017-C06, Class 2B1 4.58% (LIBOR 1 Month + 4.45%), 02/25/2030(l)	U.S.$	272	$280,702
Series 2018-C01, Class 1B1 3.68% (LIBOR 1 Month + 3.55%), 07/25/2030(l)		10,247	10,465,309
Series 2018-C05, Class 1B1 4.38% (LIBOR 1 Month + 4.25%), 01/25/2031(l)		7,500	7,828,211
Home Re Ltd. Series 2019-1, Class M2 3.38% (LIBOR 1 Month + 3.25%), 05/25/2029 (a) (l)		3,500	3,423,723
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.63% (LIBOR 1 Month + 5.50%), 10/25/2025 (g) (l)		4,960	4,570,740
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.68% (LIBOR 1 Month + 2.55%), 07/25/2029 (a) (l)		560	561,782
Radnor Re Ltd. Series 2019-1, Class M2 3.33% (LIBOR 1 Month + 3.20%), 02/25/2029(a) (l)		7,096	7,037,713
Series 2019-2, Class B1 2.83% (LIBOR 1 Month + 2.70%), 06/25/2029(g) (l)		2,600	2,530,004
Series 2020-1, Class B1 3.13% (LIBOR 1 Month + 3.00%), 02/25/2030(g) (l)		488	472,208
Series 2020-1, Class M2B 2.38% (LIBOR 1 Month + 2.25%), 02/25/2030(a) (l)		2,494	2,425,644
STACR Trust Series 2018-DNA2, Class B1 3.83% (LIBOR 1 Month + 3.70%), 12/25/2030 (a) (l)		1,631	1,681,448
Triangle Re Ltd. Series 2020-1, Class M2 5.73% (LIBOR 1 Month + 5.60%), 10/25/2030 (a) (l)		1,000	1,032,129
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.38% (LIBOR 1 Month + 5.25%), 11/25/2025(g) (l)		2,999	2,928,157
Series 2015-WF1, Class 2M2 5.63% (LIBOR 1 Month + 5.50%), 11/25/2025(g) (l)		1,696	1,669,151

			310,193,547

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 0.5%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036	U.S.$	2,543	$2,021,016
Series 2006-24CB, Class A16 5.75%, 08/25/2036		486	386,405
Series 2006-26CB, Class A6 6.25%, 09/25/2036		210	149,940
Series 2006-26CB, Class A8 6.25%, 09/25/2036		795	566,607
Series 2006-42, Class 1A6 6.00%, 01/25/2047		1,030	818,201
Series 2006-HY12, Class A5 3.236%, 08/25/2036		3,452	3,657,261
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		988	907,645
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		856	693,728
Series 2007-15CB, Class A19 5.75%, 07/25/2037		481	393,552
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		520	481,944
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.798%, 05/25/2047		572	562,872
Series 2007-4, Class 22A1 3.623%, 06/25/2047		2,308	2,286,755
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		532	287,777
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.997%, 09/25/2047		574	545,480
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.608%, 03/25/2037		395	390,405
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		874	899,139
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		1,031	662,524
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 2.565%, 06/25/2036		532	488,187
Series 2006-FA3, Class A9 6.00%, 07/25/2036		838	590,241
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 3.984%, 09/25/2035		1,661	1,461,938
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		1,276	1,253,447
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		609	451,791
Series 2007-A1, Class A8 6.00%, 03/25/2037		921	541,129
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		268	215,882

	Principal Amount (000)		U.S. $ Value

Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.539%, 10/25/2036	U.S.$	1,745	$674,115
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.896%, 12/28/2037		2,189	2,055,547

			23,443,528

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 0.73% (LIBOR 1 Month + 0.60%), 04/25/2037 (l)		2,413	717,645
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.73% (LIBOR 1 Month + 0.60%), 08/25/2037 (l)		417	193,254
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.38% (LIBOR 1 Month + 0.25%), 04/25/2037 (l)		1,129	303,618
Lehman Mortgage Trust Series 2007-1, Class 3A1 0.38% (LIBOR 1 Month + 0.25%), 02/25/2037(l)		2,844	184,244
Series 2007-1, Class 3A2 7.12% (7.25% - LIBOR 1 Month), 02/25/2037(l) (o)		2,844	791,717
Lehman XS Trust Series 2007-16N, Class 2A2 0.98% (LIBOR 1 Month + 0.85%), 09/25/2047 (l)		568	566,864
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 0.29% (LIBOR 1 Month + 0.16%), 02/25/2037(l)		586	462,348
Series 2007-2, Class 1A3 0.46% (LIBOR 1 Month + 0.33%), 05/25/2037(l)		493	477,850

			3,697,540

Total Collateralized Mortgage Obligations (cost $301,797,603)			337,334,615

GOVERNMENTS - TREASURIES – 6.3%
Colombia – 1.1%
Colombian TES Series B 5.75%, 11/03/2027	COP	89,600,000	26,525,981
10.00%, 07/24/2024		79,950,000	27,323,642

			53,849,623

	Principal Amount (000)		U.S. $ Value

Mexico – 0.9%
Mexican Bonos Series M 20 8.50%, 05/31/2029	MXN	555,178	$33,024,546
10.00%, 12/05/2024		197,847	11,560,728

			44,585,274

Russia – 0.7%
Russian Federal Bond - OFZ Series 6209 7.60%, 07/20/2022	RUB	254,534	3,517,197
Series 6212 7.05%, 01/19/2028		1,270,000	17,842,426
Series 6217 7.50%, 08/18/2021		955,473	12,855,455

			34,215,078

United States – 3.6%
U.S. Treasury Bonds 6.125%, 11/15/2027 (p) (q)	U.S.$	40,330	54,766,882
U.S. Treasury Notes 2.375%, 05/15/2029(p) (q)		90,097	100,472,005
3.125%, 11/15/2028(p) (q)		20,500	23,985,000

			179,223,887

Total Governments - Treasuries (cost $294,777,448)			311,873,862

EMERGING MARKETS - CORPORATE BONDS – 4.7%
Industrial – 4.2%
Basic – 1.8%
Braskem America Finance Co. 7.125%, 07/22/2041 (a)		7,719	8,703,172
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		8,224	8,336,257
Consolidated Energy Finance SA 6.875%, 06/15/2025 (a)		8,033	8,181,363
CSN Resources SA 7.625%, 02/13/2023-04/17/2026(a)		17,334	18,286,716
Eldorado Gold Corp. 9.50%, 06/01/2024 (a)		8,361	9,290,069
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	9,021,500
7.25%, 04/01/2023(a)		7,452	7,601,450
HTA Group Ltd/.Mauritius 7.00%, 12/18/2025 (a)		4,000	4,277,224
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025 (a)		9,827	10,514,890
Vedanta Resources Finance II PLC 13.875%, 01/21/2024 (a)		8,269	8,878,955

			93,091,596

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.3%
Cemex SAB de CV 5.20%, 09/17/2030(a)	U.S.$	1,100	$1,196,250
7.375%, 06/05/2027(a)		1,733	1,955,691
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	8,515,597
6.95%, 01/17/2028(a)		2,712	3,050,918
Odebrecht Finance Ltd. 4.375%, 04/25/2025(b) (j)		537	25,276
5.25%, 06/27/2029(b) (j)		9,173	423,191
7.125%, 06/26/2042(b) (j)		17,280	813,361

			15,980,284

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,071	1,120,935
VTR Finance NV 6.375%, 07/15/2028(a)		1,308	1,418,768

			2,539,703

Communications - Telecommunications – 0.4%
Digicel Group 0.5 Ltd. 7.00%, 02/16/2021(f) (g) (k)		603	205,010
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a) (f)		2,698	1,648,850
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		7,161	6,728,018
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. 8.75%, 05/25/2024(a)		1,816	1,895,143
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		1,282	1,483,915
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		5,930	6,289,025
VTR Comunicaciones SpA 5.125%, 01/15/2028(a)		2,132	2,271,913

			20,521,874

Consumer Cyclical - Other – 0.5%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		2,124	2,219,622
5.625%, 07/17/2027(a)		3,599	3,768,530
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		437	453,630
5.375%, 05/15/2024(a)		2,104	2,165,227
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		2,502	2,517,637
6.00%, 07/15/2025(a)		3,011	3,154,022
6.50%, 01/15/2028(a)		2,224	2,382,460
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,367,995
5.50%, 01/15/2026-10/01/2027(a)		1,925	1,982,013
5.625%, 08/26/2028(a)		2,442	2,516,901

			23,528,037

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g)	U.S.$	2,744	$0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g)		2,769	0

			0

Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 09/29/2026(a)		2,211	2,329,707
BRF SA 4.875%, 01/24/2030(a)		4,103	4,341,713
5.75%, 09/21/2050(a)		941	988,638
Cosan Ltd. 5.50%, 09/20/2029(a)		2,027	2,175,984
Minerva Luxembourg SA 6.50%, 09/20/2026(a)		3,255	3,419,605
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025		5,610	6,196,282
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (d) (e) (f) (g) (j)		2,425	72,990
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		1,248	1,354,443
USJ Acucar e Alcool SA 9.875%, 11/09/2023(a) (b) (j)		1,866	540,694
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (g)		13,674	138,267
10.875%, 01/13/2020(b) (c) (g)		2,500	500,000
11.75%, 02/09/2022(b) (g) (j)		13,613	67,895

			22,126,218

Energy – 0.6%
Geopark Ltd. 5.50%, 01/17/2027(a)		463	463,579
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		2,565	2,839,309
6.50%, 06/30/2027(a)		3,495	3,946,565
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(a)		559	594,287
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		3,365	3,495,394
MV24 Capital BV 6.748%, 06/01/2034(a)		3,004	3,264,559
Peru LNG Srl 5.375%, 03/22/2030(a)		7,275	6,492,937
Petrobras Global Finance BV
5.093%, 01/15/2030		995	1,093,293
5.60%, 01/03/2031		7,286	8,159,898

			30,349,821

	Principal Amount (000)			U.S. $ Value

Transportation - Services – 0.1%
Rumo Luxembourg SARL 7.375%, 02/09/2024(a)	U.S.$		2,510	$2,600,988

				210,738,521

Utility – 0.4%
Electric – 0.4%
AES El Salvador Trust II 6.75%, 03/28/2023(a)			1,220	1,167,388
AES Gener SA 6.35%, 10/07/2079(a)			2,632	2,862,300
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)			9,085	10,480,683
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(a)			4,813	5,012,739
Terraform Global Operating LLC 6.125%, 03/01/2026(g)			871	894,242

				20,417,352

Financial Institutions – 0.1%
Insurance – 0.1%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023(a) (l)			80	80,421
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (f)			3,606	3,857,521

				3,937,942

Total Emerging Markets - Corporate Bonds (cost $275,503,315)				235,093,815

EMERGING MARKETS - TREASURIES – 3.7%
Brazil – 2.6%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023		BRL	661,522	131,598,530

Dominican Republic – 0.1%
Dominican Republic International Bond 12.00%, 01/20/2022(a)		DOP	347,740	6,247,050
15.95%, 06/04/2021(a)			52,700	935,200

				7,182,250

	Principal Amount (000)		U.S. $ Value

South Africa – 1.0%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	767,911	$48,451,706

Total Emerging Markets - Treasuries (cost $184,755,726)			187,232,486

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.0%
Non-Agency Fixed Rate CMBS – 1.9%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036(a)	U.S.$	4,027	4,264,081
BANK Series 2020-BN25, Class XA 0.887%, 01/15/2063(r)		80,822	5,424,628
Benchmark Mortgage Trust Series 2019-B13, Class XA 1.132%, 08/15/2057(r)		54,048	4,121,824
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.366%, 04/10/2046(r)		6,705	158,668
Series 2020-GC46, Class XA 0.988%, 02/15/2053(r)		68,780	4,913,452
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		1,000	302,388
Series 2012-CR3, Class XA 1.845%, 10/15/2045(r)		44,432	985,260
Series 2012-CR5, Class XA 1.513%, 12/10/2045(r)		8,683	202,212
Series 2013-LC6, Class XA 1.325%, 01/10/2046(r)		28,933	552,215
Series 2014-CR15, Class XA 0.929%, 02/10/2047(r)		8,373	183,534
Series 2014-CR20, Class XA 1.021%, 11/10/2047(r)		44,416	1,406,690
DBUBS Mortgage Trust Series 2011-LC1A, Class C 5.535%, 11/10/2046(a)		800	799,778
Series 2011-LC2A, Class D 5.433%, 07/10/2044(a)		2,500	2,426,307
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.488%, 02/10/2046(r)		3,784	99,709
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.376%, 08/10/2044(a)		7,937	6,674,609
Series 2012-GC6, Class C 5.651%, 01/10/2045(a)		1,177	1,167,721
Series 2013-GC13, Class D 4.084%, 07/10/2046(a)		1,500	1,266,656
Series 2014-GC18, Class D 4.989%, 01/10/2047(a)		2,261	705,689

	Principal Amount (000)		U.S. $ Value

Series 2019-GC38, Class XA 0.96%, 02/10/2052(r)	U.S.$	14,563	$928,401
Series 2019-GC39, Class XA 1.138%, 05/10/2052(r)		17,128	1,187,712
Series 2019-GC42, Class XA 0.811%, 09/01/2052(r)		29,902	1,691,606
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class D 5.131%, 06/15/2045(a)		5,000	3,965,658
Series 2012-CBX, Class E 5.131%, 06/15/2045(a)		6,521	2,964,649
Series 2012-LC9, Class B 3.812%, 12/15/2047(a)		5,500	5,645,627
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class XA 1.134%, 07/15/2050(r)		32,068	1,573,530
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.943%, 11/13/2052(r)		111,930	7,270,033
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.606%, 11/15/2045(a) (r)		25,212	465,152
Series 2014-C19, Class D 3.25%, 12/15/2047(a)		4,130	3,884,839
UBS Commercial Mortgage Trust Series 2019-C16, Class XA 1.557%, 04/15/2052(r)		17,852	1,713,019
Series 2019-C18, Class XA 1.042%, 12/15/2052(r)		94,773	6,470,530
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.601%, 12/10/2045(a) (r)		3,080	64,663
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class XA 1.31%, 02/15/2053(r)		94,813	8,823,894
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.193%, 06/15/2044(a)		2,576	2,295,543
Series 2012-C7, Class XA 1.299%, 06/15/2045(a) (r)		6,460	67,941
Series 2012-C8, Class E 4.885%, 08/15/2045(a)		6,905	5,226,607
Series 2014-C20, Class D 3.986%, 05/15/2047(a)		3,701	1,536,213
Series 2014-C21, Class D 3.497%, 08/15/2047(a)		4,786	3,888,313

			95,319,351

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.1%
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.148% (LIBOR 1 Month + 3.02%), 12/19/2030 (a) (l)	U.S.$	4,707	$4,607,444
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.876% (LIBOR 1 Month + 4.75%), 05/15/2036 (a) (l)		1,702	1,040,418

			5,647,862

Total Commercial Mortgage-Backed Securities (cost $110,188,428)			100,967,213

	Shares

COMMON STOCKS – 1.8%
Financials – 0.5%
Consumer Finance – 0.1%
Paysafe Group Ltd. – Class B(b) (d) (e)		17,342	6,087,564

Insurance – 0.4%
Mt Logan Re Ltd.(b) (d) (e)		18,000	18,000,000

			24,087,564

Consumer Staples – 0.3%
Food & Staples Retailing – 0.3%
Southeastern Grocers, Inc.(b) (d) (e)		1,095,189	16,427,835

Energy – 0.3%
Energy Equipment & Services – 0.1%
Tervita Corp.(b)		2,204,064	5,239,769
Vantage Drilling International(b)		91,167	114,870

			5,354,639

Oil, Gas & Consumable Fuels – 0.2%
Battalion Oil Corp.(b)		135	992
Berry Corp.		745,325	2,869,501
CHC Group LLC(b) (s)		2,087,668	36,534
Denbury, Inc.(b)		204,498	5,850,688
Golden Energy Offshore Services AS(b)		3,360,247	533,525
K201640219 South Africa Ltd. A Shares(b) (d) (e)		64,873,855	65
K201640219 South Africa Ltd. B Shares(b) (d) (e)		10,275,684	11
Paragon Offshore Ltd. - Class A(b) (e)		62,040	6,204
Paragon Offshore Ltd. - Class B(b) (e)		93,060	581,625

Company	Shares	U.S. $ Value

Whiting Petroleum Corp.(b)	48,817	$992,938

		10,872,083

		16,226,722

Consumer Discretionary – 0.3%
Auto Components – 0.3%
ATD New Holdings, Inc.(b) (e)	161,762	5,621,230
Exide Corp.(b) (d) (e)	4,045	7,584,375
Exide Technologies(b) (d) (e)	4,726,787	5
Exide Technologies/Old(b) (d) (e)	270,867	0

		13,205,610

Automobiles – 0.0%
Liberty Tire Recycling LLC(b) (d) (e)	12,278	1,665,610

Hotels, Restaurants & Leisure – 0.0%
Carlson Travel, Inc.(e)	608	208,422

		15,079,642

Information Technology – 0.2%
Software – 0.2%
Avaya Holdings Corp.(b)	250,516	5,571,476
Monitronics International, Inc.(b)	128,497	1,156,473
Monitronics International, Inc.(d)	129,032	1,161,288

		7,889,237

Materials – 0.1%
Metals & Mining – 0.1%
BIS Industries Holdings Ltd.(b) (d) (e)	5,004,988	5
Constellium SE(b)	234,212	2,887,834
Neenah Enterprises, Inc.(b) (d) (e)	49,578	0

		2,887,839

Industrials – 0.1%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (d) (e)	14	0

Construction & Engineering – 0.1%
Willscot Corp.(b)	109,384	2,593,495

		2,593,495

Communication Services – 0.0%
Media – 0.0%
iHeartMedia, Inc. - Class A(b)	163,002	2,370,049

Total Common Stocks (cost $157,385,940)		87,562,383

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.7%

CLO - Floating Rate – 1.7%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.223% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (l)	U.S.$	11,494	$11,513,691
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class E 8.03% (LIBOR 3 Month + 7.89%), 01/20/2032(a) (l)		2,391	2,397,949
Benefit Street Partners CLO XXII Ltd. Series 2020-22A, Class E 7.22% (LIBOR 3 Month + 7.00%), 01/20/2032(a) (l)		312	313,058
Bristol Park CLO Ltd. Series 2016-1A, Class DR 3.191% (LIBOR 3 Month + 2.95%), 04/15/2029(a) (l)		5,000	5,000,270
Dryden CLO Ltd. Series 2018-57A, Class E 5.421% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (l)		1,741	1,647,005
Series 2020-78A, Class C 2.173% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (l)		2,270	2,279,387
Series 2020-78A, Class D 3.223% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (l)		11,286	11,310,438
Dryden Senior Loan Fund Series 2017-49A, Class E 6.523% (LIBOR 3 Month + 6.30%), 07/18/2030 (a) (l)		2,424	2,404,309
Elevation CLO Ltd. Series 2020-11A, Class C 2.441% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (l)		3,505	3,506,346
Series 2020-11A, Class D1 4.091% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (l)		5,438	5,440,412
Elmwood CLO VII Ltd. Series 2020-4A, Class E 7.249% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (l)		2,122	2,134,222
Elmwood CLO VIII Ltd. Series 2021-1A, Class E 6.22% (LIBOR 3 Month + 6.00%), 01/20/2034(a) (l)		1,786	1,785,573
Kayne CLO 4 Ltd. Series 2019-4A, Class E 6.968% (LIBOR 3 Month + 6.75%), 04/25/2032(a) (l)		3,086	3,089,989
Kayne CLO II Ltd. Series 2018-2A, Class E 6.341% (LIBOR 3 Month + 6.10%), 10/15/2031(a) (l)		1,000	997,503

	Principal Amount (000)		U.S. $ Value

Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.223% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (l)	U.S.$	2,940	$2,951,078
LCM 28 Ltd. Series 28A, Class D 3.174% (LIBOR 3 Month + 2.95%), 10/20/2030(a) (l)		500	483,684
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR 2.168% (LIBOR 3 Month + 1.95%), 01/24/2033(a) (l)		8,719	8,723,849
Series 2016-1A, Class DR 3.318% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (l)		7,987	7,950,207
OZLM Ltd. Series 2018-22A, Class D 5.523% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (l)		968	891,093
Rockford Tower CLO 2019-2 Ltd. Series 2019-2A, Class B 2.154% (LIBOR 3 Month + 1.93%), 08/20/2032(a) (l)		2,743	2,748,335
SCFF I Ltd. Series 2020-1A, Class A2B 4.241% (LIBOR 3 Month + 4.00%), 04/15/2031(a) (l)		1,923	1,932,708
Series 2020-1A, Class B 4.991% (LIBOR 3 Month + 4.75%), 04/15/2031(a) (l)		1,077	1,082,920
Trimaran Advisors CAVU 2019-1 Ltd. Series 2019-1A, Class E 7.26% (LIBOR 3 Month + 7.04%), 07/20/2032(l)		2,469	2,459,062

Total Collateralized Loan Obligations (cost $81,996,619)			83,043,088

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
Bahrain – 0.3%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)		2,974	3,308,575
8.375%, 11/07/2028(a)		7,879	9,223,354

			12,531,929

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		1,062	1,170,589
5.45%, 05/15/2030(a)		725	855,736

			2,026,325

Mexico – 1.0%
Petroleos Mexicanos 5.95%, 01/28/2031		16,526	15,681,191

	Principal Amount (000)		U.S. $ Value

6.49%, 01/23/2027	U.S.$	2,418	$2,490,540
6.50%, 01/23/2029		1,952	1,945,363
6.75%, 09/21/2047		12,275	10,703,800
6.84%, 01/23/2030		5,550	5,556,938
7.69%, 01/23/2050		14,460	13,646,625

			50,024,457

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		2,540	2,809,875
7.125%, 02/11/2025(a)		1,951	2,074,157

			4,884,032

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027 (a)		703	740,567

United Arab Emirates – 0.0%
DP World Crescent Ltd. 3.875%, 07/18/2029 (a)		375	409,101
DP World PLC 5.625%, 09/25/2048 (a)		1,098	1,371,471

			1,780,572

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/2026 (a) (b) (j)		5,000	175,000

Total Quasi-Sovereigns (cost $64,515,734)			72,162,882

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.5%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.774%, 06/15/2043(g)		910	884,411
Series 2019-24, Class PT 10.268%, 08/15/2044(g)		1,639	1,585,131
Series 2019-36, Class PT 13.236%, 10/17/2044(g)		2,192	2,126,931
Series 2019-43, Class PT 6.192%, 11/15/2044(g)		1,352	1,307,153
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 11.48%, 06/15/2043(g)		906	881,758
Series 2018-4, Class PT 10.303%, 05/15/2043(g)		909	886,331
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.355%, 03/16/2043 (g)		194	188,405

	Principal Amount (000)		U.S. $ Value

SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(d) (e) (g)	U.S.$	2,562	$478,080
Series 2016-5, Class R Zero Coupon, 09/25/2028(d) (e) (g)		73	1,275,453
Series 2017-2, Class R Zero Coupon, 02/25/2026(d) (e) (g)		45	1,334,079
Series 2017-3, Class R Zero Coupon, 05/25/2026(d) (e) (g)		56	2,198,000
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(d) (e) (g)		80	1,840,000
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(d) (e) (g)		114	4,133,635
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046(a)		4,585	4,934,838

			24,054,205

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)		6,065	6,462,081
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)		791	836,857

			7,298,938

Home Equity Loans - Fixed Rate – 0.1%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 6.22%, 09/25/2036		711	323,074
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.554%, 10/25/2035		1,405	1,421,160
GSAA Home Equity Trust
Series 2005-12, Class AF5 6.159%, 09/25/2035		1,121	919,415
Series 2006-10, Class AF3 5.985%, 06/25/2036		1,326	525,724
Series 2006-6, Class AF4 6.121%, 03/25/2036		3,295	1,357,229
Series 2006-6, Class AF5 6.241%, 03/25/2036		2,666	1,098,002

			5,644,604

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.533%, 05/25/2037		116	114,406

Total Asset-Backed Securities (cost $62,350,585)			37,112,153

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 0.3%
Colombia – 0.3%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	14,562,910	$3,524,169
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		7,580,000	2,454,364
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		36,247,335	11,062,074

Total Inflation-Linked Securities (cost $17,961,495)			17,040,607

	Shares

PREFERRED STOCKS – 0.3%
Financial Institutions – 0.2%
Banking – 0.1%
Paysafe Holdings UK Ltd. 0.00%(b) (d) (e)		5,375,890	6,192,348

Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%, 04/15/2042		95,901	2,632,482

			8,824,830

Industrial – 0.1%
Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		211,900	6,585,852

Total Preferred Stocks (cost $13,490,126)			15,410,682

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
State of California Series 2010 7.60%, 11/01/2040		1,200	2,144,964
7.625%, 03/01/2040		1,250	2,147,962
State of Illinois Series 2010 7.35%, 07/01/2035		4,120	5,158,034

Total Local Governments - US Municipal Bonds (cost $6,611,577)			9,450,960

	Shares

WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(b)		385,763	2,214,280
Battalion Oil Corp., expiring 10/08/2022(b) (d) (e)		815	0
Battalion Oil Corp., expiring 10/08/2022(b) (d) (e)		652	0
Battalion Oil Corp., expiring 10/08/2022(b) (d) (e)		1,048	0
Encore Automotive Acceptance, expiring 07/05/2031(b) (d) (e)		44	0
Flexpath Capital, Inc., expiring 04/15/2031(b) (d) (e)		189,795	0

	Shares			U.S. $ Value

iHeartMedia, Inc., expiring 05/01/2039(b)		1,797		$25,428
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(b)		302,868		6,754
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(b)		130,363		3,402
Willscot Corp., expiring 11/29/2022(b) (d) (e)		169,364		1,608,992

Total Warrants (cost $3,641,851)				3,858,856

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (e) (cost $0)		45,881		51,249

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049 (b) (d) (e) (k) (cost $1,373,314)	EUR	1,001		0

	Shares

SHORT-TERM INVESTMENTS – 3.5%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(t) (u) (v) (cost $152,440,134)		152,440,134		152,440,134

	Principal Amount (000)

Governments - Treasuries – 0.4%
Egypt – 0.4%
Egypt Treasury Bills Zero Coupon, 03/23/2021	EGP	240,750		15,041,435
Series 364D Zero Coupon, 03/16/2021		71,175		4,485,125

Total Governments - Treasuries (cost $19,505,342)				19,526,560

Time Deposits – 0.0%
BBH, Grand Cayman (0.14)%, 02/01/2021	AUD	32		24,532
5.00%, 02/01/2021	ZAR	0	**	2
Citibank, London (0.71)%, 02/01/2021	EUR	1,576		1,912,460

	Principal Amount (000)		U.S. $ Value

JPM Chase, New York 0.01%, 02/01/2021	U.S.$	49	$49,249

Total Time Deposits (cost $1,986,243)			1,986,243

Total Short-Term Investments (cost $173,931,719)			173,952,937

Total Investments – 103.5% (cost $5,104,604,602)(w)			5,160,820,006
Other assets less liabilities – (3.5)%			(176,472,928)

Net Assets – 100.0%			$4,984,347,078

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	72	March 2021	$12,147,750	$(480,844)
U.S. T-Note 5 Yr (CBT) Futures	1,040	March 2021	130,910,000	315,047
U.S. T-Note 10 Yr (CBT) Futures	2,185	March 2021	299,413,281	(1,152,914)
U.S. Ultra Bond (CBT) Futures	267	March 2021	54,659,906	(1,835,063)
Sold Contracts
CBOE VIX Futures	221	February 2021	7,157,284	(1,695,581)
CBOE VIX Futures	40	March 2021	1,296,820	(54,820)

				$(4,904,175)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	44,419	EUR	36,452	03/17/2021	$(139,973)
Bank of America, NA	USD	25,062	RUB	1,857,339	03/24/2021	(627,839)
BNP Paribas SA	USD	9,577	ZAR	145,363	02/04/2021	30,616
BNP Paribas SA	COP	288,840,293	USD	83,965	03/18/2021	3,163,308
BNP Paribas SA	GBP	3,510	USD	4,782	04/09/2021	(28,550)
Brown Brothers Harriman & Co.	EUR	1,388	USD	1,703	03/17/2021	17,222
Citibank, NA	EUR	30,674	USD	37,128	03/17/2021	(132,878)
Citibank, NA	USD	39,830	EUR	32,513	03/17/2021	(336,001)
Citibank, NA	USD	3,425	COP	11,783,356	03/18/2021	(128,800)
Credit Suisse International	USD	24,481	ZAR	362,466	02/04/2021	(523,115)
Credit Suisse International	MXN	863,661	USD	43,321	02/25/2021	1,288,046
Deutsche Bank AG	EUR	3,946	USD	4,804	03/17/2021	10,607
Goldman Sachs Bank USA	BRL	106,166	USD	20,043	02/02/2021	638,858
Goldman Sachs Bank USA	USD	19,388	BRL	106,166	02/02/2021	15,946
Goldman Sachs Bank USA	BRL	48,122	USD	8,923	03/02/2021	133,943
HSBC Bank USA	USD	13,865	IDR	194,155,761	04/15/2021	(143,465)
JPMorgan Chase Bank, NA	USD	9,532	MXN	191,863	02/25/2021	(194,287)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	BRL	392,293	USD	74,138	02/02/2021	$2,438,991
Morgan Stanley Capital Services LLC	USD	71,640	BRL	392,293	02/02/2021	58,921
Morgan Stanley Capital Services LLC	BRL	43,796	USD	8,269	03/02/2021	270,239
Morgan Stanley Capital Services LLC	EUR	4,089	USD	4,980	03/17/2021	13,496
Morgan Stanley Capital Services LLC	USD	1,965	EUR	1,600	03/17/2021	(21,476)
Royal Bank of Scotland PLC	BRL	498,459	USD	91,028	02/02/2021	(74,867)
Royal Bank of Scotland PLC	USD	93,161	BRL	498,459	02/02/2021	(2,058,557)
Royal Bank of Scotland PLC	BRL	498,459	USD	93,092	03/02/2021	2,056,281
Societe Generale	EUR	95,689	USD	115,792	02/24/2021	(382,153)
Standard Chartered Bank	IDR	70,902,097	USD	5,022	04/15/2021	11,221
UBS AG	ZAR	871,237	USD	56,243	02/04/2021	(1,342,114)
UBS AG	CAD	8,407	USD	6,567	02/18/2021	(7,780)
UBS AG	EUR	64,924	USD	79,308	03/17/2021	444,718
UBS AG	RUB	2,691,899	USD	36,208	03/24/2021	795,665

						$ 5,246,223

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	(5.00)%	Quarterly	1.42%	EUR	73,087	$(4,928,926)	$(3,360,715)	$(1,568,211)
Sale Contracts
Brazilian Government International Bond, 4.250% 01/07/2025, 06/20/2025*	1.00	Quarterly	1.57	USD	18,614	(452,041)	(1,262,346)	810,305
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	3.16	USD	369,000	32,085,780	20,586,508	11,499,272
Ford Motor Company, 4.346% 12/08/2026, 06/20/2023*	5.00	Quarterly	1.82	USD	4,420	349,705	(310,216)	659,921
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	5.00	Quarterly	1.42	EUR	73,088	4,928,987	1,524,834	3,404,153

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00%	Quarterly	2.53%	EUR	112,557	$14,631,639	$(938,422)	$15,570,061
South Africa Government International Bond, 5.875% 09/16/2025, 06/20/2025*	1.00	Quarterly	2.08	USD	19,270	(879,666)	(2,240,047)	1,360,381

						$45,735,478	$13,999,596	$31,735,882

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
BRL	27,513	01/02/2023	1 Day CDI	4.915%	Quarterly/ Quarterly	$17,021	$—	$17,021
BRL	16,092	01/02/2023	1 Day CDI	4.940%	Quarterly/ Quarterly	11,244	—	11,244
BRL	14,395	01/02/2023	1 Day CDI	4.945%	Quarterly/ Quarterly	9,710	—	9,710

						$37,975	$—	$37,975

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	12.50%	USD	3,028	$(1,271,777)	$(1,513,693)	$241,916
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,490	(625,808)	(733,140)	107,332
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	3,750	(971,625)	(1,356,023)	384,398

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	3,714	$(961,988)	$(465,954)	$(496,034)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	6,122	(1,585,700)	(752,800)	(832,900)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	8,746	(2,265,360)	(1,071,418)	(1,193,942)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	15,706	(4,068,116)	(1,941,287)	(2,126,829)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	40,000	(10,360,667)	(4,626,851)	(5,733,816)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	547	(229,591)	(78,906)	(150,685)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,368	(574,188)	(197,338)	(376,850)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,368	(574,758)	(192,463)	(382,295)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	2,735	(1,149,095)	(384,405)	(764,690)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	44,000	(18,468,022)	(6,659,634)	(11,808,388)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	247	(63,977)	(30,052)	(33,925)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	7,560	(1,958,166)	(913,839)	(1,044,327)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	12.50	EUR	1,640	113,360	51,516	61,844

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	2,395	$(620,744)	$(273,566)	$(347,178)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.74	USD	1,300	88,406	48,260	40,146
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.74	USD	1,440	97,926	83,659	14,267
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	113,618	(47,688,720)	(25,702,553)	(21,986,167)
CDX-CMBX.NA.BB- Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	298	(125,162)	(146,436)	21,274
CDX-CMBX.NA.BB- Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	298	(125,162)	(146,436)	21,274
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	561	(145,308)	(148,479)	3,171
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	561	(145,402)	(123,764)	(21,638)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,122	(290,804)	(255,731)	(35,073)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,122	(290,804)	(255,731)	(35,073)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,433	(371,171)	(179,053)	(192,118)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	27,329	(7,078,666)	(3,847,509)	(3,231,157)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.650%, 06/01/2037, 12/20/2021*	5.00%	Quarterly	1.42%	USD	4,590	$172,324	$(65,513)	$237,837
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	3.11	EUR	4,546	(473,494)	(799,154)	325,660
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	3.11	EUR	4,274	(445,164)	(747,100)	301,936
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	6,340	(1,642,166)	(788,156)	(854,010)
Morgan Stanley & Co. International plc
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	5,500	(2,309,267)	(2,919,886)	610,619
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,847	(775,750)	(838,329)	62,579
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	596	(250,323)	(286,637)	36,314
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,009	(423,786)	(435,222)	11,436
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,847	(775,750)	(774,691)	(1,059)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,847	(775,750)	(770,160)	(5,590)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,847	(775,750)	(765,630)	(10,120)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,847	(775,750)	(761,099)	(14,651)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	2,019	(847,991)	(742,364)	(105,627)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	2,019	(847,991)	(737,462)	(110,529)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	2,805	$(727,009)	$(756,096)	$29,087
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	2,805	(726,542)	(701,152)	(25,390)

						$(114,111,248)	$(64,702,277)	$(49,408,971)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Maturity	EUR	26,354	03/20/2021	$206,512

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2021
Barclays Capital, Inc.†	(0.50)%*	—	$513,845
Barclays Capital, Inc.†	(0.25)%*	—	2,014,524
Barclays Capital, Inc.†	(0.25)%*	—	2,316,974
Barclays Capital, Inc.	(0.25)%*	02/01/2021	3,112,132
Barclays Capital, Inc.	(0.25)%*	02/01/2021	7,472,500
Barclays Capital, Inc.†	0.00%	—	2,449,650
Barclays Capital, Inc.	0.00%	02/01/2021	5,091,975
Barclays Capital, Inc.	0.00%	—	3,699,893
Barclays Capital, Inc.†	0.40%	—	25,482,991
Credit Suisse Securities (USA) LLC †	(0.25)%*	—	1,589,923
Credit Suisse Securities (USA) LLC †	(0.05)%*	—	7,075,691
Credit Suisse Securities (USA) LLC †	0.00%	—	5,284,480
Credit Suisse Securities (USA) LLC †	0.01%	—	351,253
Credit Suisse Securities (USA) LLC †	0.03%	—	1,847,021
Credit Suisse Securities (USA) LLC †	0.06%	—	1,145,013

			$69,447,865

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2021.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$27,135,158	$0	$0	$0	$27,135,158
Emerging Markets - Sovereigns	14,463,939	0	0	0	14,463,939
Corporates - Investment Grade	27,848,768	0	0	0	27,848,768

Total	$69,447,865	$0	$0	$0	$69,447,865

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $2,786,711,705 or 55.9% of net assets.

(b)	Non-income producing security.
(c)	Defaulted matured security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2021.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.96% of net assets as of January 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2019-4A, Class B1 3.98%, 10/25/2029	04/16/2020	$1,068,661	$1,534,055	0.03%
Carlson Travel, Inc. 10.50%, 03/31/2025	08/18/2020	590,799	632,186	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.774%, 06/15/2043	04/25/2018	910,778	884,411	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.268%, 08/15/2044	06/27/2019	1,597,486	1,585,131	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.236%, 10/17/2044	09/04/2019	2,173,644	2,126,931	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.192%, 11/15/2044	10/09/2019	1,340,584	1,307,153	0.03%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 11.48%, 06/15/2043	06/26/2018	908,698	881,758	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 10.303%, 05/15/2043	03/27/2018	$913,323	$886,331	0.02%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.355%, 03/16/2043	03/07/2018	195,042	188,405	0.00%
Digicel Group 0.5 Ltd. 7.00%, 02/16/2021	11/28/2016	653,982	205,010	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	06/28/2019	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	04/30/2015	0	0	0.00%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-FTR3, Class B2 4.948%, 09/25/2047	06/03/2020	928,074	1,133,900	0.02%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	10,703,903	11,062,074	0.22%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.63%, 10/25/2025	09/18/2015	4,952,354	4,570,740	0.09%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017	2,787,585	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017	2,767,932	0	0.00%
Liberty Tire Recycling LLC 9.50%, 01/15/2023	01/03/2018	1,107,044	1,110,919	0.02%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013	12,955,187	0	0.00%
Radnor Re Ltd. Series 2019-2, Class B1 2.83%, 06/25/2029	04/16/2020	2,302,839	2,530,004	0.05%
Radnor Re Ltd. Series 2020-1, Class B1 3.13%, 02/25/2030	04/15/2020	270,664	472,208	0.01%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	1,232,858	478,080	0.01%
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 09/25/2028	06/23/2017	3,881,020	1,275,453	0.03%
SoFi Consumer Loan Program LLC Series 2017-2, Class R Zero Coupon, 02/25/2026	06/15/2017	3,354,256	1,334,079	0.03%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 05/25/2026	05/11/2017	6,200,880	2,198,000	0.04%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	8,413,600	1,840,000	0.04%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	11,354,951	4,133,635	0.08%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	871,000	894,242	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	$4,721,019	$72,990	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	10/19/2012	8,550,341	138,267	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	07/26/2012	2,486,550	500,000	0.01%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012	11,383,331	67,895	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.38%, 11/25/2025	09/06/2016	3,003,515	2,928,157	0.06%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.63%, 11/25/2025	09/28/2015	1,696,377	1,669,151	0.03%

(h)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(i)	Convertible security.
(j)	Defaulted.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2021.
(n)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(o)	Inverse interest only security.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	IO - Interest Only.
(s)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$33,044,260	$36,534	0.00%

(t)	Affiliated investments.
(u)	The rate shown represents the 7-day yield as of period end.
(v)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(w)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $431,051,316 and gross unrealized depreciation of investments was $(391,922,466), resulting in net unrealized appreciation of $39,128,850.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

DOP – Dominican Peso

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBOE – Chicago Board Options Exchange

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2021 (unaudited)

59.2%	United States
4.7%	Brazil
2.5%	United Kingdom
2.1%	Mexico
2.1%	Canada
1.6%	South Affrica
1.6%	Colombia
1.5%	Luxembourg
1.2%	Cayman Islands
1.1%	Dominican Republic
1.0%	Egypt
1.0%	Argentina
0.9%	Bahrain
16.0%	Other
3.5%	Short-Term

100.0%	Total Investments

[1]

All data are as of January 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following: Angola, Australia, Bermuda, Chile, China, Costa Rica, Denmark, Ecuador, El Salvador, France, Gabon, Germany, Ghana, Guatemala, Honduras, Hong Kong, India, Indonesia, Iraq, Ireland, Israel, Italy, Ivory Coast, Jamaica, Jersey (Channel Islands), Kenya, Kuwait, Lebanon, Macau, Mauritius, Mongolia, Morocco, Netherlands, Nigeria, Norway, Oman, Pakistan, Peru, Russia, Senegal, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB High Income Fund

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$2,043,557,478	$2,263,951	#	$2,045,821,429
Emerging Markets - Sovereigns	-0-	618,812,488	-0-		618,812,488
Corporates - Investment Grade	-0-	457,188,150	-0-		457,188,150
Bank Loans	-0-	307,064,082	59,786,069		366,850,151
Collateralized Mortgage Obligations	-0-	337,334,615	-0-		337,334,615
Governments - Treasuries	-0-	311,873,862	-0-		311,873,862
Emerging Markets - Corporate Bonds	-0-	235,020,825	72,990	#	235,093,815
Emerging Markets - Treasuries	-0-	187,232,486	-0-		187,232,486
Commercial Mortgage-Backed Securities	-0-	100,967,213	-0-		100,967,213
Common Stocks	31,264,562	114,870	56,182,951	#	87,562,383
Collateralized Loan Obligations	-0-	83,043,088	-0-		83,043,088
Quasi-Sovereigns	-0-	72,162,882	-0-		72,162,882
Asset-Backed Securities	-0-	25,852,906	11,259,247		37,112,153
Inflation-Linked Securities	-0-	17,040,607	-0-		17,040,607
Preferred Stocks	9,218,334	-0-	6,192,348		15,410,682
Local Governments - US Municipal Bonds	-0-	9,450,960	-0-		9,450,960
Warrants	2,249,864	-0-	1,608,992	#	3,858,856
Rights	-0-	-0-	51,249		51,249
Governments - Sovereign Bonds	-0-	-0-	0	#	0
Short-Term Investments:
Investment Companies	152,440,134	-0-	-0-		152,440,134
Governments - Treasuries	-0-	19,526,560	-0-		19,526,560
Time Deposits	-0-	1,986,243	-0-		1,986,243

Total Investments in Securities	195,172,894	4,828,229,315	137,417,797		5,160,820,006
Other Financial Instruments*:
Assets
Futures	315,047	-0-	-0-		315,047
Forward Currency Exchange Contracts	-0-	11,388,078	-0-		11,388,078
Centrally Cleared Credit Default Swaps	-0-	51,996,111	-0-		51,996,111
Centrally Cleared Interest Rate Swaps	-0-	37,975	-0-		37,975
Credit Default Swaps	-0-	472,016	-0-		472,016
Total Return Swaps	-0-	206,512	-0-		206,512
Liabilities
Futures	(5,219,222)	-0-	-0-		(5,219,222)
Forward Currency Exchange Contracts	-0-	(6,141,855)	-0-		(6,141,855)
Centrally Cleared Credit Default Swaps	-0-	(6,260,633)	-0-		(6,260,633)
Credit Default Swaps	-0-	(114,583,264)	-0-		(114,583,264)
Reverse Repurchase Agreements	(69,447,865)	-0-	-0-		(69,447,865)

Total	$120,820,854	$4,765,344,255	$137,417,797		$5,023,582,906

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds#	Common Stocks#

Balance as of 10/31/20	$2,209,876	$58,220,720	$72,627	$46,790,997
Accrued discounts/(premiums)	- 0 -	- 0 -	(22,536)	- 0 -
Realized gain (loss)	- 0 -	(80,295)	(45,739)	934,109
Change in unrealized appreciation/ depreciation	3,875	2,102,350	2,301,792	11,312,749
Purchases/Payups	50,200	29,754,460	319,678	18,000,000
Sales/Paydowns	- 0 -	(9,767,562)	(2,552,832)	(20,434,108)
Transfers into Level 3	- 0 -	6,842,240	- 0 -	- 0 -
Transfers out of Level 3	- 0 -	(27,285,844)	- 0 -	(420,796)

Balance as of 1/31/21	$2,263,951	$59,786,069	$72,990	$56,182,951

Net change in unrealized appreciation/depreciation from investments held as of 1/31/21	$3,875	$1,948,140	$ - 0 -	$14,315,904

	Asset-Backed Securities	Preferred S tocks	Warrants#	Rights

Balance as of 10/31/20	$11,596,706	$5,431,939	$954,044	$48,955
Accrued discounts/(premiums)	128,523	- 0 -	- 0 -	- 0 -
Realized gain (loss)	342,808	(236)	- 0 -	- 0 -
Change in unrealized appreciation/ depreciation	(170,871)	816,458	654,948	2,294
Sales/Paydowns	(637,919)	(55,813)	- 0 -	- 0 -
Transfers into Level 3	- 0 -	- 0 -	- 0 -	- 0 -
Transfers out of Level 3	- 0 -	- 0 -	- 0 -	- 0 -

Balance as of 1/31/21	$11,259,247	$6,192,348	$1,608,992	$51,249

Net change in unrealized appreciation/depreciation from investments held as of 1/31/21	$(195,076)	$816,458	$654,948	$2,294

	Governments - Sovereign Bonds#	Whole Loan Trusts	Total

Balance as of 10/31/20	$-0 -	$330,713	$125,656,577
Accrued discounts/(premiums)	- 0 -	- 0 -	105,987
Realized gain (loss)	- 0 -	(5,908,393)	(4,757,746)
Change in unrealized appreciation/depreciation	- 0 -	5,789,464	22,813,059
Purchases/Payups	- 0 -	- 0 -	48,124,338
Sales/Paydowns	- 0 -	(211,784)	(33,660,018)
Transfers into Level 3	- 0 -	- 0 -	6,842,240
Transfers out of Level 3	- 0 -	- 0 -	(27,706,640)

Balance as of 1/31/21	$-0 -	$ - 0 -	$137,417,797

Net change in unrealized appreciation/depreciation from investments held as of 1/31/21	$-0 -	$ - 0 -	$17,546,543

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2021. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 1/31/21	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$1,153,032	Recovery Analysis	Collateral Value	$85.10
	$1,110,919	Discounted Cashflow	-0.38 spread adjustment
	$-0-	Qualitative Assessment		$0.00

	$2,263,951

Common Stocks	$7,584,375	Marlet Approach	Projected Enterprise Value	$515.6mm to $569.9mm
	$6,087,564	Implied Price based on Pro Forma Equity Valuation		7,195mm
			EBITDA* Projection	$63.3mm
	$1,665,610	Market Approach	EBITDA* Multiples	8.0X
			EBITDA* Projection	$203mm
	$208,422	Market Approach
			EBITDA* Multiples	7.9X
	$5	Marlet Approach	Projected Enterprise Value	$515.6mm to $569.9mm
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$15,545,981

Preferred Stocks	$6,192,348	Implied Price based on Pro Forma Equity Valuation		7,195mm
Warrants.	$1,608,992	Option Pricing Model	Exercise Price	$9.50
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$1,608,992

Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Projected Enterpise Value, Exercise Price, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in spread adjustment in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/21 (000)	Dividend Income (000)
Government Money
Market Portfolio	$22,537	$458,353	$328,450	$152,440	$4